SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
File No. 033-14363
File No. 811-05162
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/
Pre-Effective Amendment No. ___		/ /
Post-Effective Amendment No. 48		/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/
Amendment No. 48_

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)
	2005 Market Street, Philadelphia, Pennsylvania	19103-7094
	(Address of Principal Executive Offices)	(Zip Code)
Registrant’s Telephone Number, including Area Code:		(800) 523-1918
David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)
Approximate Date of Public Offering:		April 15, 2009
It is proposed that this filing will become effective:
/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/X/	on April 15, 2009 pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate: / /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant is filing this Post-Effective Amendment for the purpose of changing the investment objective and investment policies of the Delaware VIP Capital Reserves Series. The information relating to the other series of the Registrant in the prospectuses and statements of additional information is not amended or superseded hereby.

C O N T E N T S

This Post-Effective Amendment No. 48 to Registration File No. 033-14363 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A - Prospectuses

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

DELAWARE VIP® TRUST Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series)

Service Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April [__], 2009

This Prospectus offers the Delaware VIP Limited-Term Diversified Income Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Overview: Delaware VIP Limited-Term Diversified Income Series

What is the Series' investment objective?

Delaware VIP Limited-Term Diversified Income Series seeks maximum total return, consistent with reasonable risk. Although the Series will strive to achieve its objective, there is no assurance that it will.

What are the Series' main investment strategies?

Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Investment grade fixed income securities are securities rated at least BBB by Standard & Poor’s (S&P) or Fitch, Inc. (Fitch), Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). The Series will maintain an average effective duration from 1 to 3 years. The Series’ investment manager, Delaware Management Company (Manager or we), will determine how much of the Series’ assets to allocate among the different types of fixed income securities in which the Series may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Series may also invest in a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, non-government entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its assets in below investment grade securities. In general, the below-investment grade securities that the Series may purchase in this sector will generally be rated BB or lower by S&P or Fitch, Ba or lower by Moody’s or similarly rated by another NRSRO.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.

What are the main risks of investing in the Series?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series will be affected primarily by changes in bond prices and interest rates. The market value of fixed income securities generally falls when interest rates rise.

Investments in high yield, high risk or “junk” bonds entail certain risks, including the risk of loss of principal, which may be greater than the risks presented by investment grade bonds and which should be considered by investors contemplating an investment in the Series. Among these risks are those that result from the absence of a liquid secondary market and the dominance in the market of institutional investors.

The Series will also be affected by prepayment risk due to its holdings of mortgage-backed securities. With prepayment risk, when homeowners prepay mortgages during periods of low interest rates, the Series may be forced to re-deploy its assets in lower yielding securities.

The Series’ investments in securities issued by non-U.S. companies are generally denominated in foreign currencies and involve certain risks not typically associated with investing in bonds issued by U.S. companies, including political instability, foreign economic conditions, and inadequate regulatory and accounting standards. To the extent that the Series invests in foreign fixed income securities, the value of these securities may be adversely affected by changes in U.S. or foreign interest rates, as well as changes in currency exchange rates. In addition, investments in emerging markets are subject to greater risks than investments in more developed countries,

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including risks of political or economic instability, expropriation, adverse changes in tax laws and currency controls. Moreover, there is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid and subject to greater price volatility than are developed markets. The Series’ investments in foreign securities may also be subject to currency risk. Currency risk is the risk that the value of an investment may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses. If, and to the extent that, we invest in forward foreign currency contracts or use other investments to hedge against currency risks, the Series will be subject to the special risks associated with those activities.

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

  Investors with intermediate or long-term financial goals
  Investors who would like an investment offering allocation across key types of fixed income securities
  Investors seeking a fixed income investment focusing on total return

Who should not invest in the Series

  Investors with very short-term financial goals
  Investors who are unwilling to accept share prices that may fluctuate, especially over the short term
  Investors who want an investment with a fixed share price, such as a money market fund
  Investors seeking current income

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How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP® Limited-Term Diversified Income Series Service Class. The bar chart shows how the annual returns for the Series have varied over the past eight calendar years, as well as the average annual returns for the 1-year, 5-year, and lifetime periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnotes on page [5] for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

On April [__], 2009, the Series’ investment objective, strategies and policies were changed to permit it to invest in a diversified portfolio of limited-term fixed income securities. These changes allow the Series to invest in a broader range of fixed income securities, including U.S. government securities and foreign government securities and corporate and high yield securities of domestic and foreign issuers.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Service Class)]

Year-by-year total return (Service Class)

2001	2002	2003	2004	2005	2006	2007	2008
8.23%	6.84%	4.21%	3.23%	1.35%	4.34%	4.23%	(0.64%)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 4.12% for the quarter ended September 30, 2001 and its lowest quarterly return was (2.48%) for the quarter ended June 30, 2004.

Average annual returns for periods ended December 31, 2008

	1 year	5 years	Lifetime*
Delaware VIP Limited-Term Diversified Income Series	(0.64%)	2.48%	4.76%
Barclays Capital 1-3 Year Government/Credit Index	4.97%	3.81%	5.00%
(reflects no deduction for fees, expenses, or taxes)**
Merrill Lynch 1-3 Year Treasury Index	6.61%	4.06%	4.91%
(reflects no deduction for fees, expenses, or taxes)

The Series’ returns above are compared to the performance of the Barclays 1-3 Year Government/Credit Index and the Merrill Lynch 1-3 Year Treasury Index. The Barclays Capital 1–3 Year Government/Credit Index, formerly the Lehman Brothers 1-3 Year Government/Credit Index, is a market value–weighted index of government fixed-rate debt securities and investment grade U.S. and foreign fixed-rate debt securities with average maturities of one to three years. The Merrill Lynch 1–3 Year Treasury Index generally tracks the market for U.S. Treasury securities with maturities of 1 to 3 years. It is important to note that, unlike the Series, the Indices are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*	Lifetime returns are shown if the Series or Class existed for less than 10 years. The returns shown for the Service Class are for the lifetime period because the inception date for the Class was May 1, 2000. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return reflects the return from May 31, 2000 through December 31, 2008.

**	The Barclays Capital 1-3 Year Government/Credit Index is replacing the Merrill Lynch 1-3 Year Treasury Index as the Series’ benchmark. As a result of the changes in the Series’ investment objective and strategies, as described above, the Manager believes that the Barclays Capital 1-3 Year Government/Credit Index is a more accurate benchmark of the Series’ investments. The Merrill Lynch 1-3 Year Treasury Index may be excluded from this comparison in the future.

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What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your	CLASS	SERVICE
investments when you buy or sell shares of the	Maximum sales charge (load) imposed on
Service Class.	purchases as a percentage of offering price	none
Maximum contingent deferred sales charge
(load)
as a percentage of original purchase price or
	redemption price, whichever is lower	none
Maximum sales charge (load) imposed on
	reinvested dividends	none
	Redemption fees	none
	Exchange fees	none

Annual Series operating expenses are deducted	CLASS	SERVICE
from the Series' assets.	Management fees[1]	0.50%
	Distribution and service (12b-1) fees[2]	0.30%
	Other expenses	x.xx%
	Total annual fund operating expenses	x.xx%
	Fee waivers and payments	(x.xx%)
	Net expenses	x.xx%

This example is intended to help you compare the	CLASS	SERVICE
cost of investing in the Series to the cost of	1 year	$xx
investing in other mutual funds with similar	3 years	$xxx
investment objectives. We show the cumulative	5 years	$xxx
amount of Series expenses on a hypothetical	10 years	$xxxx
investment of $10,000 with an annual 5% return
over the time shown. The Series’ actual rate of
return may be greater or less than the hypothetical
5% return we use here. This example reflects the
net operating expenses with expense waivers for
the one-year contractual period and the total
operating expenses without expense waivers for
years two through 10. This is an example only, and
does not represent future expenses, which may be
greater or less than those shown here.

[1] The Manager has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from [May 1, 2009 through April 30, 2010], in order to prevent total annual series operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) from exceeding, in an aggregate amount, [0.62%] of average daily net assets. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Series.

[2] The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than[0.25%] of average daily net assets from [May 1, 2009 through April 30, 2010].

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How we manage the Series

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Series. Securities in which the Series may invest may include, but are not limited to, the following:

  Securities issued or guaranteed by the U.S. government, such as U.S. Treasuries;
  Securities issued by U.S. government agencies or instrumentalities, such as securities of the Government National Mortgage Association (GNMA);
  Investment grade and below investment grade corporate bonds;
  Non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities (CMBSs), collateralized mortgage obligations (CMOs), and real estate mortgage investment conduits (REMICs);
  Securities of foreign issuers in both developed and emerging markets, denominated in foreign currencies and U.S. dollars;
  Loan participations; and
  Short-term investments.

Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities. The Series may invest in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies. The U.S. government securities in which the Series may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or are sponsored by the U.S. government.

The Series may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government sponsored corporations. Other mortgage-backed securities in which the Series may invest are issued by certain private, non-government entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series maintains an average effective duration from one to three years.

The Series may also invest up to 20% of its net assets in below investment grade securities. The Series may invest in domestic corporate debt obligations, including notes, which may be convertible or non-convertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures and convertible debentures. The Series will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Central Bank, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

The Series may invest in sponsored and unsponsored American depositary receipts, European depositary receipts, or global depositary receipts. The Series may also invest in zero coupon bonds and may purchase shares of other investment companies.

The Series will invest in both rated and unrated foreign securities.

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The Series may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Series may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Series transactions and to minimize currency value fluctuations.

The Series’ investment objective is nonfundamental. This means that the Board may change the Series’ objective without obtaining shareholder approval. If the objectives were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

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The securities in which the Series typically invests

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Please see the Series’ Statement of Additional Information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Series may invest.

Securities	How the Series uses them

Direct U.S. Treasury obligations: Treasury bills, notes,	The Series may invest without limit in U.S. Treasury
and bonds of varying maturities. U.S. Treasury securities	securities, though they are typically not our largest holding
are backed by the "full faith and credit" of the United	because they generally do not offer as high a level of
States.	current income as other fixed income securities.

Mortgage-backed securities: Fixed income securities	There is no limit on government-related mortgage-backed
that represent pools of mortgages, with investors receiving	securities.
principal and interest payments as the underlying
mortgage loans are paid back. Many are issued and	The Series may invest in mortgage-backed securities
guaranteed against default by the U.S. government or its	issued or guaranteed by the U.S. government, its agencies
agencies or instrumentalities, such as the Federal Home	or instrumentalities or by government-sponsored
Loan Mortgage Corporation, Fannie Mae, and the GNMA.	corporations.
Others are issued by private financial institutions, with
some fully collateralized by certificates issued or	The Series may also invest in mortgage-backed securities
guaranteed by the U.S. government or its agencies or	that are secured by the underlying collateral of the private
instrumentalities.	issuer. Such securities are not government securities and
are not directly guaranteed by the U.S. government in any
way. These include CMOs, REMICs, and CMBSs.

Asset-backed securities: Bonds or notes backed by	The Series may invest only in asset-backed securities
accounts receivable, including home equity, automobile, or	rated in one of the four highest categories by an NRSRO.
credit loans.

Corporate debt: Debt obligations issued by a corporation,	The Series may invest in corporate bonds.
including corporate notes, bonds, and other debt
securities.

High yield corporate bonds: Debt obligations issued by	Emphasis is typically on those rated BB or Ba by an
a corporation and rated lower than investment grade by an	NRSRO.
NRSRO such as S&P or Moody’s or, if unrated, that we
believe are of comparable quality. These securities, also	We carefully evaluate an individual company's financial
known as “junk bonds,” are considered to be of poor	situation, its management, the prospects for its industry,
standing and predominantly speculative.	and the technical factors related to its bond offering. Our
goal is to identify those companies that we believe will be
able to repay their debt obligations in spite of poor ratings.
We may invest in unrated bonds if we believe their credit
quality is comparable to the rated bonds we are permitted
to invest in. Unrated bonds may be more speculative in
nature than rated bonds.

The Series may not invest more than 20% of its net assets
in high yield securities.

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Securities	How the Series uses them

Collateralized mortgage obligations (CMOs) and real	The Series may invest in CMOs and REMICs. Certain
estate mortgage investment conduits (REMICs): CMOs	CMOs and REMICs may have variable or floating interest
are privately issued mortgage-backed bonds whose	rates and others may be stripped. Stripped mortgage
underlying value is the mortgages that are collected into	securities are generally considered illiquid and to such
different pools according to their maturity. They are issued	extent, together with any other illiquid investments, will not
by U.S. government agencies and private issuers. REMICs	exceed 15% of the Series’ net assets, which is the Series’
are privately issued mortgage-backed bonds whose	limit on investments in illiquid securities. In addition,
underlying value is a fixed pool of mortgages secured by	subject to certain quality and collateral limitations, we may
an interest in real property. Like CMOs, REMICs offer	invest up to 20% of the Series’ total assets in CMOs and
different pools according to the underlying mortgages’	REMICs issued by private entities that are not
maturity.	collateralized by securities issued or guaranteed by the
U.S. government, its agencies, or instrumentalities, so
called “non-agency” mortgage-backed securities.

Short-term debt investments: These instruments	The Series may invest in these instruments either as a
include: (1) time deposits, certificates of deposit, and	means to achieve the Series’ investment objective or, more
bankers acceptances issued by a U.S. commercial bank;	commonly, as temporary defensive investments or pending
(2) commercial paper of the highest quality rating; (3)	investment in the Series’ principal investment securities.
short-term debt obligations with the highest quality rating;	When investing all or a significant portion of the Series’
(4) U.S. government securities; and (5) repurchase	assets in these instruments, the Series may not be able to
agreements collateralized by the instruments described in	achieve its investment objective.
(1) – (4) above.

Time deposits: Non-negotiable deposits maintained in a	The Series will not purchase time deposits maturing in
banking institution for a specified period of time at a stated	more than seven days and time deposits maturing from two
interest rate.	business days (as defined below) through seven calendar
days will not exceed 15% of the total assets of the Series.

Zero coupon and pay-in-kind (PIK) bonds: Debt	The Series may purchase fixed income securities,
obligations which do not entitle the holder to any periodic	including zero coupon bonds and PIK bonds, consistent
payments of interest prior to maturity or a specified date	with the Series’ investment objective.
when the securities begin paying current interest, and
therefore are issued and traded at a discount from their
face amounts or par values. PIK bonds pay interest
through the issuance to holders of additional securities.

Foreign securities: Debt issued by a non-U.S. company	The Series may invest up to 20% of its net assets in
or a government other than the United States or by an	securities of foreign companies or governments.
agency, instrumentality, or political subdivision of such
government.

Foreign currency transactions: A forward foreign	The Series may invest in securities issued in any currency
currency exchange contract involves an obligation to	and may hold foreign currency.
purchase or sell a specific currency on a fixed future date
at a price that is set at the time of the contract. The future	Although we value the Series’ assets daily in terms of U.S.
date may be any number of days from the date of the	dollars, we do not intend to convert the Series’ holdings of
contract as agreed by the parties involved.	foreign currencies into U.S. dollars on a daily basis. We
may, however, from time to time, purchase or sell foreign
currencies and/or engage in forward foreign currency
transactions in order to expedite settlement of portfolio

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Securities	How the Series uses them

transactions and to minimize currency value fluctuations.
We may conduct the Series’ foreign currency transactions
on a cash basis at the rate prevailing in the foreign
currency exchange market or through a forward foreign
currency contract or forward contract.

We may use forward contracts for defensive hedging
purposes to attempt to protect the value of the Series'
current security or currency holdings. We may also use
forward contracts if we have agreed to sell a security and
want to “lock-in” the price of that security, in terms of U.S.
dollars. Investors should be aware of the costs of currency
conversion. We will not use forward contracts for
speculative purposes.

These transactions may increase the Series' expenses.

American depositary receipts (ADRs), European	The Series may invest in sponsored and unsponsored
depositary receipts (EDRs), and global depositary	ADRs. ADRs in which the Series may invest will be those
receipts (GDRs): ADRs are receipts issued by a	that are actively traded in the United States.
depositary (usually a U.S. bank) and EDRs and GDRs are
receipts issued by a depositary outside of the U.S. (usually	In conjunction with the Series’ investments in foreign
a non-U.S. bank or trust company or a foreign branch of a	securities, the Series may also invest in sponsored and
U.S. bank). Depositary receipts represent an ownership	unsponsored EDRs and GDRs.
interest in an underlying security that is held by the
depositary. Generally, the underlying security represented
by an ADR is issued by a foreign issuer and the underlying
security represented by an EDR or GDR may be issued by
a foreign or U.S. issuer. Sponsored depositary receipts
are issued jointly by the issuer of the underlying security
and the depositary, and unsponsored depositary receipts
are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of
the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying
security.

Certificates of deposit and obligations of both U.S. and	The Series may invest in certificates of deposit from banks
foreign banks: Debt instruments issued by a bank that	that have assets of at least one billion dollars.
pay interest.

Corporate commercial paper: Short-term debt	The Series may invest in commercial paper that is rated P-
obligations with maturities ranging from two to 270 days,	1 or P-2 by Moody's and/or A-1 or A-2 by S&P.
issued by companies.

Repurchase agreements: An agreement between a buyer	Typically, the Series may use repurchase agreements as a
of securities, such as a series, and a seller of securities in	short-term investment for the Series' cash position. In order
which the seller agrees to buy the securities back within a	to enter into these repurchase agreements, the Series
specified time at the same price the buyer paid for them,	must have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.	price. We will only enter into repurchase agreements in
Repurchase agreements are often viewed as equivalent to	which the collateral is comprised of U.S. government
securities. In the Manager’s discretion, the Series may

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Securities	How the Series uses them

cash.	invest overnight cash balances in short-term discount
notes issued or guaranteed by the U.S. government, its
agencies or instrumentalities or government-sponsored
enterprises.

Interest rate swap, index swap, and credit default swap	The Series may use interest rate swaps to adjust its
agreements: In an interest rate swap, a series receives	sensitivity to interest rates or to hedge against changes in
payments from another party based on a variable or	interest rates.
floating interest rate in return for making payments based
on a fixed interest rate. An interest rate swap can also	Index swaps may be used to gain exposure to markets that
work in reverse with a series receiving payments based on	we invest in, such as the corporate bond market. We may
a fixed interest rate and making payments based on a	also use index swaps as a substitute for futures options or
variable or floating interest rate. In an index swap, a series	forward contracts if such contracts are not directly available
receives gains or incurs losses based on the total return of	to the Series on favorable terms.
a specified index, in exchange for making fixed or floating
interest rate payments to another party. An index swap can	We may invest up to 15% of the Series' net assets in credit
also work in reverse with a series receiving interest	default swaps in order to hedge against a credit event, to
payments from another party in exchange for movements	enhance total return, or to gain exposure to certain
in the total return of a specified index. In a credit default	securities or markets
swap, a series may transfer the financial risk of a credit
event occurring (a bond default, bankruptcy, restructuring,
etc.) on a particular security or basket of securities to
another party by paying that party a periodic premium;
likewise, a series may assume the financial risk of a credit event occurring on a particular security or basket of
securities in exchange for receiving premium payments
from another party. Interest rate swaps, index swaps, and
credit default swaps may be considered to be illiquid.

Restricted securities: Privately placed securities whose	We may invest in privately placed securities, including
resale is restricted under U.S. securities laws.	those that are eligible for resale only among certain
institutional buyers without registration, which are
commonly known as "Rule 144A Securities." Restricted
securities that are determined to be illiquid may not exceed the Series' 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready	We may invest up to 15% of the Series' net assets in
market and cannot be readily sold within seven days at	illiquid securities.
approximately the price at which a series has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.

Bank loans: An interest in a loan or other direct	The Series may invest without restriction in bank loans that
indebtedness, such as an assignment, that entitles the	meet the credit standards established by the portfolio
acquiring of such interest to payments of interest, principal,	managers. The portfolio managers perform their own
and/or other amounts due under the structure of the loan	independent credit analysis on each borrower and on the
or other direct indebtedness. In addition to being	collateral securing each loan. The portfolio managers
structured as secured or unsecured loans, such	consider the nature of the industry in which the borrower
investments could be structured as novations or	operates, the nature of the borrower’s assets, and the
assignments or represent trade or other claims owed by a	general quality and creditworthiness of the borrower. The
company to a supplier.	Series may invest in bank loans in order to enhance total
return, to affect diversification, or to earn additional income.

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Securities	How the Series uses them

The Series will not use bank loans for reasons inconsistent
with its investment objective.

The Series may also invest in other securities, including certificates of deposit and obligations of both U.S. and foreign banks, corporate debt, and commercial paper.

Lending securities The Series may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis The Series may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Series will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks The Series may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Series will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover rate may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. Because of the nature of the Series, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How the Series strives to manage them

Market risk is the risk that all or a majority of the	We maintain a long-term investment approach and
securities in a certain market—like the stock or	focus on fixed income securities that we believe
bond market—will decline in value because of	can continue to make interest and principal
economic conditions, future expectations, or	payments over an extended time frame regardless
investor confidence.	of interim market fluctuations. We do not try to
predict overall bond market movements and
generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the	We limit the amount of the Series' assets invested
risk that the value of securities in a particular	in any one industry and in any individual security.
industry will decline because of changing	We also follow a rigorous selection process before
expectations for the performance of that industry.	choosing securities and continually monitor them
while they remain in the portfolio.
Security risk is the risk that the value of an
individual stock or bond will decline because of
changing expectations for the performance of the
individual company issuing the stock or bond.

Interest rate risk is the risk that securities,	We do not try to increase return by predicting and
particularly bonds with longer maturities, will	aggressively capitalizing on interest rate moves.
decrease in value if interest rates rise.	We will not invest in swaps with maturities of more
Swaps may be particularly sensitive to interest rate	than 10 years. Each Business Day (as defined
changes. Depending on the actual movements of	below), we calculate the amount the Series must
interest rates and how well the portfolio manager	pay for swaps it holds and will segregate cash or
anticipates them, a series could experience a	other liquid securities to cover that amount.
higher or lower return than anticipated.

Derivatives risk is the possibility that the Series	We will use derivatives for defensive purposes,
may experience a significant loss if it employs a	such as to protect gains or hedge against potential
derivatives strategy (including a strategy involving	losses in the portfolio without actually selling a
options and swaps such as interest rate swaps,	security, to neutralize the impact of interest rate
index swaps, and credit default swaps) related to a	changes, to improve diversification, or to earn
security or a market index and that security or	additional income. We will generally not use
index moves in the opposite direction from what	derivatives or reasons inconsistent with our
the portfolio manager had anticipated. A significant	investment objectives.
risk of derivative transactions is the
creditworthiness of the counterparty, since the
transaction depends on the willingness and ability
of the counterparty to fulfill its contractual
obligations. Derivatives also involve additional
expenses, which could reduce any benefit or
increase any loss to a series from using the
strategy.

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Risks	How the Series strives to manage them

Credit risk is the risk that there is a possibility that	We may hold securities rated in investment grade
a bond’s issuer will be unable to make timely	category single-B or higher by NRSROs. These
payments of interest and principal.	securities, however, are carefully evaluated for
creditworthiness before purchase.
Investing in so-called “junk” or “high yield” bonds
entails the risk of principal loss, which may be	If the rating of a debt security held by the Series
greater than the risk involved in investment grade	falls below investment grade category single-B, we
bonds. High yield debt is sometimes issued by	will dispose of the security as soon as practicable,
companies, the earnings of which at the time the	unless to do so would be detrimental in light of
debt is issued are less than the projected	market conditions.
payments on the debt.

Debt securities rated in investment grade category
single-B or higher by NRSROs may have
speculative characteristics. Changes in economic
conditions or other circumstances are more likely
to affect an issuer's ability to make principal and
interest payments.

Prepayment risk is the risk that homeowners will	We take into consideration the likelihood of
prepay mortgages during periods of low interest	prepayment when we select mortgages. We may
rates, forcing investors to reinvest their money at	look for mortgage securities that have
interest rates that might be lower than those on the	characteristics that make them less likely to be
prepaid mortgage.	prepaid, such as low outstanding loan balance or
below-market interest rates.

Foreign risk is the risk that foreign securities may	We will attempt to reduce foreign investing risks
be adversely affected by political instability,	through portfolio diversification, credit analysis,
changes in currency exchange rates, foreign	and attention to trends in the world economies,
economic conditions, or inadequate regulatory and	industries, and financial markets.
accounting standards. These risks are significantly
higher for emerging markets securities. Non-dollar
denominated securities also carry the risk of
adverse changes in foreign currency exchange	We carefully evaluate the political and economic
rates.	situations in the countries where we invest and
take these risks into account before we select
securities for the portfolio. However, there is no
way to eliminate foreign risks when investing
internationally.

Foreign government securities risk is the risk	We attempt to reduce the risks associated with
that relates to the ability of a foreign government or	investing in foreign governments by limiting the
government related issuer to make timely	portion of portfolio assets that may be invested in
payments on its external debt obligations. This	such securities.
ability to make payments will be strongly
influenced by the issuer's balance of payments,
including export performance, its access to
international credits and investments, fluctuations
in interest rates, and the extent of its foreign
reserves.

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Risks	How the Series strives to manage them

Currency risk is the risk that the value of an	We may try to hedge the Series’ currency risk by
investment may be negatively affected by changes	purchasing foreign currency exchange contracts.
in foreign currency exchange rates. Adverse	By agreeing to purchase or sell foreign securities
changes in exchange rates may reduce or	at a pre-set price on a future date, we strive to
eliminate any gains produced by investments that	protect the value of the stock the Series owns from
are denominated in foreign currencies and may	future changes in currency rates. We will use
increase any losses.	forward currency exchange contracts only for
defensive measures, not to enhance portfolio
returns. However, there is no assurance that this
strategy will be successful.

Emerging markets risk is the possibility that the	We may invest a portion of the Series’ assets in
risks associated with international investing will be	securities of issuers located in emerging markets.
greater in emerging markets than in more	We cannot eliminate these risks but will attempt to
developed foreign markets because, among other	reduce these risks through portfolio diversification,
things, emerging markets may have less stable	credit analysis, and attention to trends in the
political and economic environments. In addition, in	economy, industries and financial markets, and
many emerging markets, there is substantially less	other relevant factors. The Series’ investments in
publicly available information about issuers and the	emerging markets will, in the aggregate, be limited
information that is available tends to be of a lesser	to no more than 10% of the Series’ total assets.
quality. Economic markets and structures tend to
be less mature and diverse and the securities
markets, which are subject to less government
regulation or supervision, may also be smaller,
less liquid, and subject to greater price volatility.

Liquidity risk is the possibility that securities	We limit exposure to illiquid securities to no more
cannot be readily sold within seven days at	than 15% of the Series' net assets.
approximately the price at which a series has
valued them.

Loans and other direct indebtedness risk	These risks may not be completely eliminated, but
involves the risk that a series will not receive	we will attempt to reduce these risks through
payment of principal, interest, and other amounts	portfolio diversification, credit analysis, and
due in connection with these investments and will	attention to trends in the economy, industries, and
depend primarily on the financial condition of the	financial markets. Should we determine that any of
borrower. Loans that are fully secured offer a	these securities are illiquid, these would be subject
series more protection than an unsecured loan in	to the Series' restrictions on illiquid securities.
the event of non-payment of scheduled interest or
principal, although there is no assurance that the
liquidation of collateral from a secured loan would
satisfy the corporate borrower's obligation, or that
the collateral can be liquidated. Some loans or
claims may be in default at the time of purchase.
Certain of the loans and the other direct
indebtedness acquired by a series may involve
revolving credit facilities or other standby financing
commitments which obligate a series to pay
additional cash on a certain date or on demand.
These commitments may require a series to
increase its investment in a company at a time
when that series might not otherwise decide to do
so (including at a time when the company's

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Risks	How the Series strives to manage them

financial condition makes it unlikely that such
amounts will be repaid). To the extent that a series
is committed to advance additional funds, it will at
all times hold and maintain in a segregated
account cash or other high-grade debt obligations
in an amount sufficient to meet such commitments.

As a series may be required to rely upon another
lending institution to collect and pass onto a series
amounts payable with respect to the loan and to
enforce a series' rights under the loan and other
direct indebtedness, an insolvency, bankruptcy, or
reorganization of the lending institution may delay
or prevent a series from receiving such amounts.
The highly leveraged nature of many such loans
and other direct indebtedness may make such
loans and other direct indebtedness especially
vulnerable to adverse changes in economic or
market conditions. Investments in such loans and
other direct indebtedness may involve additional
risk to a series.

Legislative and regulatory risk: The United	We monitor the status of regulatory and legislative
States Congress has, from time to time, taken or	proposals to evaluate any possible effects they
considered legislative actions that could adversely	might have on the Series’ portfolio.
affect the high yield bond market. For example,
Congressional legislation has, with some
exceptions, generally prohibited federally insured
savings and loan institutions from investing in high
yield securities. Regulatory actions have also
affected the high yield market. Similar actions in
the future could reduce liquidity for high yield
securities, reduce the number of new high yield
securities being issued and could make it more
difficult for a series to attain its investment
objective.

Zero coupon and PIK bond risks: Zero coupon	The Series may invest in zero coupon and PIK
and PIK bonds are generally considered to be	bonds to the extent consistent with the Series’
more interest sensitive than income-bearing	investment objective. We cannot eliminate the
bonds, to be more speculative than interest-	risks of zero coupon bonds, but we do try to
bearing bonds, and to have certain tax	address them by monitoring economic conditions,
consequences which could, under certain	especially interest rate trends and their potential
circumstances, be adverse to a series. For	impact on the Series.
example, a series accrues, and is required to
distribute to shareholders, income on its zero
coupon bonds. However, the series may not
receive the cash associated with this income until
the bonds are sold or mature. If the series does not
have sufficient cash to make the required
distribution of accrued income, the series could be
required to sell other securities in its portfolio or to

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Risks	How the Series strives to manage them

borrow to generate the cash required.

Valuation risk: A less liquid secondary market, as	We will strive to manage this risk by carefully
described above, makes it more difficult for a	evaluating individual bonds and by limiting the
series to obtain precise valuations of the high yield	amount of the Series’ assets that can be allocated
securities in its portfolio. During periods of	to privately placed high yield securities.
reduced liquidity, judgment plays a greater role in
valuing high yield securities.

Disclosure of portfolio holdings information

A description of the Series' policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

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Investment manager

The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series' business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of fee waivers, of 0.50% of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2008.

Portfolio managers

Paul Grillo and Roger A. Early have primary responsibility for making day-to-day investment decisions for Delaware VIP® Limited-Term Diversified Income Series. Messrs. Grillo and Early assumed responsibility for the Series on May 24, 2007.

Paul Grillo, CFA

Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy

Paul Grillo is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He joined Delaware Investments in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as co-lead portfolio manager for the firm’s Diversified Income products and has been influential in the growth and distribution of the firm’s multisector strategies. Prior to joining Delaware Investments, Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Roger A. Early, CPA, CFA, CFP

Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-

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advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

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Who's who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees

A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund's investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager

Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2008, the Manager and its affiliates within Delaware Investments were managing, in the aggregate, in excess of $115 billion in assets in various institutional or separately managed investment company and insurance accounts.

Portfolio managers

Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio manager of the Series.

Distributor

Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian

The Bank of New York Mellon, One Wall Street, New York, NY 10286-0001

Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

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Important information about the Series

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees. The Trust’s 12b-1 plan allows the Trust to pay distribution fees of up to 0.30% [(currently limited to 0.25%)] per year to those who sell and distribute Service Class shares and provide services to shareholders and contract owners. Since the 12b-1 fees are paid out of Service Class’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the Distributor to the life companies with whom your variable contract salesperson is associated.

Service Class*

Commission (%)	-
Fee to Dealer	0.30%
(annual rate of average daily
net assets)

*	Pursuant to the Series’ 12b-1 plan, your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.30% of average daily net assets applicable to Service Class shares. The maximum 12b-1 fee applicable to Service Class shares is 0.30%; however, the Distributor has contracted to limit this amount to [0.25%] from [May 1, 2008 through April 30, 2010].

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments

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could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a series' NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of the Series is calculated by subtracting the liabilities of each class from its total net assets and dividing the resulting number by the number of shares outstanding for that class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and which is subject to the Board’s oversight.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any

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Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

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Transaction monitoring procedures The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Series' frequent trading policy with respect to an omnibus account, the Series' or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Series' policy, to shareholders investing in the Series through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Series. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Series shares and similar restrictions. The Series' ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. The Series expects to declare dividends daily and pay such dividends monthly. Net realized capital gains, if any, are paid annually following the close of the Series’ fiscal year. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from the Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1 / 2 . Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

24

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

25

Financial highlights

The financial highlights table is intended to help you understand the financial performance of the Service Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series' Service Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by [_________________], independent registered public accounting firm, whose report, along with the Series' financial statements, is included in the Series' annual report, which is available upon request by calling 800 523-1918.

		Service Class
		Year Ended
Delaware VIP® Limited-Term Diversified			12/31
Income Series	2008	2007	2006	2005	2004

Net asset value, beginning of period	xxx	$9.650	$9.650	$9.900	$10.000

Income (loss) from investment operations:
Net investment income[1]	xxx	0.300	0.372	0.331	0.333
Net realized and unrealized gain (loss) on
investments and foreign currencies	xxx	0.099	0.037	(0.200)	(0.017)
Total from investment operations	xxx	0.399	0.409	0.131	0.316

Less dividends and distributions from:
Net investment income	xxx	(0.439)	(0.409)	(0.381)	(0.416)
Total dividends and distributions	xxx	(0.439)	(0.409)	(0.381)	(0.416)

Net asset value, end of period	xxx ___	$9.610 _____	$9.650 _____	$9.650 _____	$9.900 _____

Total return[2]	xxx	4.23%	4.34%	1.35%	3.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	xxx	$19,262	$11,706	$4,493	$7
Ratio of expenses to average net assets	xxx	0.93%	0.96%	0.96%	0.87%
Ratio of expenses to average net assets prior to
expense limitation and expenses paid
indirectly	xxx	0.98%	1.01%	1.01%	0.92%
Ratio of net investment income to average net
assets	xxx	3.11%	3.85%	3.36%	3.32%
Ratio of net investment income to average net
assets prior to expense limitation and
expenses paid indirectly	xxx	3.06%	3.78%	3.31%	3.27%
Portfolio turnover	xxx	170%	318%	259%	252%

1	The average shares outstanding method has been applied for per share information.

2	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

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Additional information

Additional information about the Series' investments is available in the Series' annual and semiannual reports to shareholders. In the Series' annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the period covered by the report. You can find more information about the Series in its current SAI, which is filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can get copies of this information, after paying of a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

Delaware Series Symbol
CUSIP
Delaware VIP Limited-Term Diversified Income
Series	246493571
(Service Class)

Investment Company Act File No. 811-05162

PR-VIPCAPSVC [12/07] DG3 4/08 PO12802

27

DELAWARE VIP® TRUST Delaware VIP Limited-Term Diversified Income Series (formerly, Delaware VIP Capital Reserves Series)

Standard Class

2005 Market Street, Philadelphia, PA 19103-7094

Prospectus

April [__], 2009

This Prospectus offers the Delaware VIP Limited-Term Diversified Income Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Overview: Delaware VIP Limited-Term Diversified Income Series

What is the Series' investment objective?

Delaware VIP Limited-Term Diversified Income Series seeks maximum total return, consistent with reasonable risk. Although the Series will strive to achieve its objective, there is no assurance that it will.

What are the Series' main investment strategies?

Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Investment grade fixed income securities are securities rated at least BBB by Standard & Poor’s (S&P) or Fitch, Inc. (Fitch), Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). The Series will maintain an average effective duration from 1 to 3 years. The Series’ investment manager, Delaware Management Company (Manager or we), will determine how much of the Series’ assets to allocate among the different types of fixed income securities in which the Series may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Series may also invest in a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, non-government entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its assets in below investment grade securities. In general, the below-investment grade securities that the Series may purchase in this sector will generally be rated BB or lower by S&P or Fitch, Ba or lower by Moody’s or similarly rated by another NRSRO.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.

What are the main risks of investing in the Series?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series’ portfolio. The Series will be affected primarily by changes in bond prices and interest rates. The market value of fixed income securities generally falls when interest rates rise.

Investments in high yield, high risk or “junk” bonds entail certain risks, including the risk of loss of principal, which may be greater than the risks presented by investment grade bonds and which should be considered by investors contemplating an investment in the Series. Among these risks are those that result from the absence of a liquid secondary market and the dominance in the market of institutional investors.

The Series will also be affected by prepayment risk due to its holdings of mortgage-backed securities. With prepayment risk, when homeowners prepay mortgages during periods of low interest rates, the Series may be forced to re-deploy its assets in lower yielding securities.

The Series’ investments in securities issued by non-U.S. companies are generally denominated in foreign currencies and involve certain risks not typically associated with investing in bonds issued by U.S. companies, including political instability, foreign economic conditions, and inadequate regulatory and accounting standards. To the extent that the Series invests in foreign fixed income securities, the value of these securities may be adversely affected by changes in U.S. or foreign interest rates, as well as changes in currency exchange rates. In addition, investments in emerging markets are subject to greater risks than investments in more developed countries,

2

including risks of political or economic instability, expropriation, adverse changes in tax laws and currency controls. Moreover, there is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid and subject to greater price volatility than are developed markets. The Series’ investments in foreign securities may also be subject to currency risk. Currency risk is the risk that the value of an investment may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses. If, and to the extent that, we invest in forward foreign currency contracts or use other investments to hedge against currency risks, the Series will be subject to the special risks associated with those activities.

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. For a more complete discussion of risk, please turn to “The risks of investing in the Series.”

Who should invest in the Series

  Investors with intermediate or long-term financial goals
  Investors who would like an investment offering allocation across key types of fixed income securities
  Investors seeking a fixed income investment focusing on total return

Who should not invest in the Series

  Investors with very short-term financial goals
  Investors who are unwilling to accept share prices that may fluctuate, especially over the short term
  Investors who want an investment with a fixed share price, such as a money market fund
  Investors seeking current income

3

How has the Series performed?

This bar chart and table can help you evaluate the risks of investing in the Delaware VIP® Limited-Term Diversified Income Series Standard Class. The bar chart shows how the annual returns for the Series have varied over the past 10 calendar years, as well as the average annual returns for the 1-, 5-, and 10-year periods. The Series’ past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. Please see the footnote on page [5] for additional information about the expense cap. Moreover, the performance presented does not reflect any separate account fees, which would reduce the returns.

On April [__], 2009, the Series’ investment objective, strategies and policies were changed to permit it to invest in a diversified portfolio of limited-term fixed income securities. These changes allow the Series to invest in a broader range of fixed income securities, including U.S. government securities and foreign government securities and corporate and high yield securities of domestic and foreign issuers.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Standard Class)]

Year-by-year total return (Standard Class)

1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
0.28%	8.46%	8.27%	7.09%	4.63%	3.66%	1.79%	4.57%	4.46%	(0.28%)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 4.16% for the quarter ended September 30, 2001 and its lowest quarterly return was (2.32%) for the quarter ended June 30, 2004.

Average annual returns for periods ended December 31, 2008

	1 year	5 years	10 years
Delaware VIP Limited-Term Diversified Income Series	(0.28%)	2.82%	4.25%
Barclays Capital 1-3 Year Government/Credit Index	4.97%	3.81%	4.79%
(reflects no deduction for fees, expenses, or taxes)*
Merrill Lynch 1-3 Year Treasury Index	6.61%	4.06%	4.71%
(reflects no deduction for fees, expenses, or taxes)

The Series’ returns above are compared to the performance of the Barclays 1-3 Year Government/Credit Index and the Merrill Lynch 1-3 Year Treasury Index. The Barclays Capital 1–3 Year Government/Credit Index, formerly the Lehman Brothers 1-3 Year Government/Credit Index, is a market value–weighted index of government fixed-rate debt securities and investment grade U.S. and foreign fixed-rate debt securities with average maturities of one to three years. The Merrill Lynch 1–3 Year Treasury Index generally tracks the market for U.S. Treasury securities with maturities of 1 to 3 years. It is important to note that, unlike the Series, the Indices are unmanaged and do not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*	The Barclays Capital 1-3 Year Government/Credit Index is replacing the Merrill Lynch 1-3 Year Treasury Index as the Series’ benchmark. As a result of the changes in the Series’ investment objective and strategies, as described above, the Manager believes that the Barclays Capital 1-3 Year Government/Credit Index is a more accurate benchmark of the Series’ investments. The Merrill Lynch 1-3 Year Treasury Index may be excluded from this comparison in the future.

4

What are the Series' fees and expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Series. These tables and example do not include any fees or sales charges imposed by the variable insurance contract for which the Series is an investment option. If they were included, your cost would be higher. Investors should consult the contract prospectus or disclosure document for more information.

You do not pay sales charges directly from your	CLASS	STANDARD
investments when you buy or sell shares of the	Maximum sales charge (load) imposed on
Standard Class.	purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
	redemption price, whichever is lower	none
Maximum sales charge (load) imposed on
	reinvested dividends	none
	Redemption fees	none
	Exchange fees	none

Annual Series operating expenses are deducted	CLASS	STANDARD
from the Series' assets.	Management fees[1]	0.50%
	Distribution and service (12b-1) fees	none
	Other expenses	x.xx%
	Total annual fund operating expenses	x.xx%
	Fee waivers and payments	(x.xx%)
	Net expenses	x.xx%

This example is intended to help you compare the	CLASS	STANDARD
cost of investing in the Series to the cost of	1 year	$xx
investing in other mutual funds with similar	3 years	$xxx
investment objectives. We show the cumulative	5 years	$xxx
amount of Series expenses on a hypothetical	10 years	$xxxx
investment of $10,000 with an annual 5% return
over the time shown. The Series’ actual rate of
return may be greater or less than the hypothetical
5% return we use here. This example reflects the
net operating expenses with expense waivers for
the one-year contractual period and the total
operating expenses without expense waivers for
years two through 10. This is an example only, and
does not represent future expenses, which may be
greater or less than those shown here.

1	The Manager has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from [May 1, 2009 through April 30, 2010], in order to prevent total annual series operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “nonroutine expenses”)) from exceeding, in an aggregate amount, [0.62%] of average daily net assets. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Series’ Board of Trustees (Board) and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Series.

5

How we manage the Series

Our investment strategies

We analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Series. Securities in which the Series may invest may include, but are not limited to, the following:

  Securities issued or guaranteed by the U.S. government, such as U.S. Treasuries;
  Securities issued by U.S. government agencies or instrumentalities, such as securities of the Government National Mortgage Association (GNMA);
  Investment grade and below investment grade corporate bonds;
  Non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities (CMBSs), collateralized mortgage obligations (CMOs), and real estate mortgage investment conduits (REMICs);
  Securities of foreign issuers in both developed and emerging markets, denominated in foreign currencies and U.S. dollars;
  Loan participations; and
  Short-term investments.

Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities. The Series may invest in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies. The U.S. government securities in which the Series may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or are sponsored by the U.S. government.

The Series may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government sponsored corporations. Other mortgage-backed securities in which the Series may invest are issued by certain private, non-government entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series maintains an average effective duration from one to three years.

The Series may also invest up to 20% of its net assets in below investment grade securities. The Series may invest in domestic corporate debt obligations, including notes, which may be convertible or non-convertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures and convertible debentures. The Series will invest in both rated and unrated bonds. Unrated bonds may be more speculative in nature than rated bonds.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Central Bank, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

The Series may invest in sponsored and unsponsored American depositary receipts, European depositary receipts, or global depositary receipts. The Series may also invest in zero coupon bonds and may purchase shares of other investment companies.

The Series will invest in both rated and unrated foreign securities.

6

The Series may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Series may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Series transactions and to minimize currency value fluctuations.

The Series’ investment objective is nonfundamental. This means that the Board may change the Series’ objective without obtaining shareholder approval. If the objectives were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

7

The securities in which the Series typically invests

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Please see the Series’ Statement of Additional Information (SAI) for additional information about certain of the securities described below, as well as other securities in which the Series may invest.

Securities	How the Series uses them

Direct U.S. Treasury obligations: Treasury bills, notes,	The Series may invest without limit in U.S. Treasury
and bonds of varying maturities. U.S. Treasury securities	securities, though they are typically not our largest holding
are backed by the "full faith and credit" of the United	because they generally do not offer as high a level of
States.	current income as other fixed income securities.

Mortgage-backed securities: Fixed income securities	There is no limit on government-related mortgage-backed
that represent pools of mortgages, with investors receiving	securities.
principal and interest payments as the underlying
mortgage loans are paid back. Many are issued and	The Series may invest in mortgage-backed securities
guaranteed against default by the U.S. government or its	issued or guaranteed by the U.S. government, its agencies
agencies or instrumentalities, such as the Federal Home	or instrumentalities or by government-sponsored
Loan Mortgage Corporation, Fannie Mae, and the GNMA.	corporations.
Others are issued by private financial institutions, with
some fully collateralized by certificates issued or	The Series may also invest in mortgage-backed securities
guaranteed by the U.S. government or its agencies or	that are secured by the underlying collateral of the private
instrumentalities.	issuer. Such securities are not government securities and
are not directly guaranteed by the U.S. government in any
way. These include CMOs, REMICs, and CMBSs.

Asset-backed securities: Bonds or notes backed by	The Series may invest only in asset-backed securities
accounts receivable, including home equity, automobile, or	rated in one of the four highest categories by an NRSRO.
credit loans.

Corporate debt: Debt obligations issued by a corporation,	The Series may invest in corporate bonds.
including corporate notes, bonds, and other debt
securities.

High yield corporate bonds: Debt obligations issued by	Emphasis is typically on those rated BB or Ba by an
a corporation and rated lower than investment grade by an	NRSRO.
NRSRO such as S&P or Moody’s or, if unrated, that we
believe are of comparable quality. These securities, also	We carefully evaluate an individual company's financial
known as “junk bonds,” are considered to be of poor	situation, its management, the prospects for its industry,
standing and predominantly speculative.	and the technical factors related to its bond offering. Our
goal is to identify those companies that we believe will be
able to repay their debt obligations in spite of poor ratings.
We may invest in unrated bonds if we believe their credit
quality is comparable to the rated bonds we are permitted
to invest in. Unrated bonds may be more speculative in
nature than rated bonds.

The Series may not invest more than 20% of its net assets
in high yield securities.

8

Securities	How the Series uses them

Collateralized mortgage obligations (CMOs) and real	The Series may invest in CMOs and REMICs. Certain
estate mortgage investment conduits (REMICs): CMOs	CMOs and REMICs may have variable or floating interest
are privately issued mortgage-backed bonds whose	rates and others may be stripped. Stripped mortgage
underlying value is the mortgages that are collected into	securities are generally considered illiquid and to such
different pools according to their maturity. They are issued	extent, together with any other illiquid investments, will not
by U.S. government agencies and private issuers. REMICs	exceed 15% of the Series’ net assets, which is the Series’
are privately issued mortgage-backed bonds whose	limit on investments in illiquid securities. In addition,
underlying value is a fixed pool of mortgages secured by	subject to certain quality and collateral limitations, we may
an interest in real property. Like CMOs, REMICs offer	invest up to 20% of the Series’ total assets in CMOs and
different pools according to the underlying mortgages’	REMICs issued by private entities that are not
maturity.	collateralized by securities issued or guaranteed by the
U.S. government, its agencies, or instrumentalities, so
called “non-agency” mortgage-backed securities.

Short-term debt investments: These instruments	The Series may invest in these instruments either as a
include: (1) time deposits, certificates of deposit, and	means to achieve the Series’ investment objective or, more
bankers acceptances issued by a U.S. commercial bank;	commonly, as temporary defensive investments or pending
(2) commercial paper of the highest quality rating; (3)	investment in the Series’ principal investment securities.
short-term debt obligations with the highest quality rating;	When investing all or a significant portion of the Series’
(4) U.S. government securities; and (5) repurchase	assets in these instruments, the Series may not be able to
agreements collateralized by the instruments described in	achieve its investment objective.
(1) – (4) above.

Time deposits: Non-negotiable deposits maintained in a	The Series will not purchase time deposits maturing in
banking institution for a specified period of time at a stated	more than seven days and time deposits maturing from two
interest rate.	business days (as defined below) through seven calendar
days will not exceed 15% of the total assets of the Series.

Zero coupon and pay-in-kind (PIK) bonds: Debt	The Series may purchase fixed income securities,
obligations which do not entitle the holder to any periodic	including zero coupon bonds and PIK bonds, consistent
payments of interest prior to maturity or a specified date	with the Series’ investment objective.
when the securities begin paying current interest, and
therefore are issued and traded at a discount from their
face amounts or par values. PIK bonds pay interest
through the issuance to holders of additional securities.

Foreign securities: Debt issued by a non-U.S. company	The Series may invest up to 20% of its net assets in
or a government other than the United States or by an	securities of foreign companies or governments.
agency, instrumentality, or political subdivision of such
government.

Foreign currency transactions: A forward foreign	The Series may invest in securities issued in any currency
currency exchange contract involves an obligation to	and may hold foreign currency.
purchase or sell a specific currency on a fixed future date
at a price that is set at the time of the contract. The future	Although we value the Series’ assets daily in terms of U.S.
date may be any number of days from the date of the	dollars, we do not intend to convert the Series’ holdings of
contract as agreed by the parties involved.	foreign currencies into U.S. dollars on a daily basis. We
may, however, from time to time, purchase or sell foreign
currencies and/or engage in forward foreign currency
transactions in order to expedite settlement of portfolio

9

Securities	How the Series uses them

transactions and to minimize currency value fluctuations.
We may conduct the Series’ foreign currency transactions
on a cash basis at the rate prevailing in the foreign
currency exchange market or through a forward foreign
currency contract or forward contract.

We may use forward contracts for defensive hedging
purposes to attempt to protect the value of the Series'
current security or currency holdings. We may also use
forward contracts if we have agreed to sell a security and
want to “lock-in” the price of that security, in terms of U.S.
dollars. Investors should be aware of the costs of currency
conversion. We will not use forward contracts for
speculative purposes.

These transactions may increase the Series' expenses.

American depositary receipts (ADRs), European	The Series may invest in sponsored and unsponsored
depositary receipts (EDRs), and global depositary	ADRs. ADRs in which the Series may invest will be those
receipts (GDRs): ADRs are receipts issued by a	that are actively traded in the United States.
depositary (usually a U.S. bank) and EDRs and GDRs are
receipts issued by a depositary outside of the U.S. (usually	In conjunction with the Series’ investments in foreign
a non-U.S. bank or trust company or a foreign branch of a	securities, the Series may also invest in sponsored and
U.S. bank). Depositary receipts represent an ownership	unsponsored EDRs and GDRs.
interest in an underlying security that is held by the
depositary. Generally, the underlying security represented
by an ADR is issued by a foreign issuer and the underlying
security represented by an EDR or GDR may be issued by
a foreign or U.S. issuer. Sponsored depositary receipts
are issued jointly by the issuer of the underlying security
and the depositary, and unsponsored depositary receipts
are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of
the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying
security.

Certificates of deposit and obligations of both U.S. and	The Series may invest in certificates of deposit from banks
foreign banks: Debt instruments issued by a bank that	that have assets of at least one billion dollars.
pay interest.

Corporate commercial paper: Short-term debt	The Series may invest in commercial paper that is rated P-
obligations with maturities ranging from two to 270 days,	1 or P-2 by Moody's and/or A-1 or A-2 by S&P.
issued by companies.

Repurchase agreements: An agreement between a buyer	Typically, the Series may use repurchase agreements as a
of securities, such as a series, and a seller of securities in	short-term investment for the Series' cash position. In order
which the seller agrees to buy the securities back within a	to enter into these repurchase agreements, the Series
specified time at the same price the buyer paid for them,	must have collateral of at least 102% of the repurchase
plus an amount equal to an agreed upon interest rate.	price. We will only enter into repurchase agreements in
Repurchase agreements are often viewed as equivalent to	which the collateral is comprised of U.S. government
securities. In the Manager’s discretion, the Series may

10

Securities	How the Series uses them

cash.	invest overnight cash balances in short-term discount
notes issued or guaranteed by the U.S. government, its
agencies or instrumentalities or government-sponsored
enterprises.

Interest rate swap, index swap, and credit default swap	The Series may use interest rate swaps to adjust its
agreements: In an interest rate swap, a series receives	sensitivity to interest rates or to hedge against changes in
payments from another party based on a variable or	interest rates.
floating interest rate in return for making payments based
on a fixed interest rate. An interest rate swap can also	Index swaps may be used to gain exposure to markets that
work in reverse with a series receiving payments based on	we invest in, such as the corporate bond market. We may
a fixed interest rate and making payments based on a	also use index swaps as a substitute for futures options or
variable or floating interest rate. In an index swap, a series	forward contracts if such contracts are not directly available
receives gains or incurs losses based on the total return of	to the Series on favorable terms.
a specified index, in exchange for making fixed or floating
interest rate payments to another party. An index swap can	We may invest up to 15% of the Series' net assets in credit
also work in reverse with a series receiving interest	default swaps in order to hedge against a credit event, to
payments from another party in exchange for movements	enhance total return, or to gain exposure to certain
in the total return of a specified index. In a credit default	securities or markets
swap, a series may transfer the financial risk of a credit
event occurring (a bond default, bankruptcy, restructuring,
etc.) on a particular security or basket of securities to
another party by paying that party a periodic premium;
likewise, a series may assume the financial risk of a credit event occurring on a particular security or basket of
securities in exchange for receiving premium payments
from another party. Interest rate swaps, index swaps, and
credit default swaps may be considered to be illiquid.

Restricted securities: Privately placed securities whose	We may invest in privately placed securities, including
resale is restricted under U.S. securities laws.	those that are eligible for resale only among certain
institutional buyers without registration, which are
commonly known as "Rule 144A Securities." Restricted
securities that are determined to be illiquid may not exceed the Series' 15% limit on illiquid securities.

Illiquid securities: Securities that do not have a ready	We may invest up to 15% of the Series' net assets in
market and cannot be readily sold within seven days at	illiquid securities.
approximately the price at which a series has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.

Bank loans: An interest in a loan or other direct	The Series may invest without restriction in bank loans that
indebtedness, such as an assignment, that entitles the	meet the credit standards established by the portfolio
acquiring of such interest to payments of interest, principal,	managers. The portfolio managers perform their own
and/or other amounts due under the structure of the loan	independent credit analysis on each borrower and on the
or other direct indebtedness. In addition to being	collateral securing each loan. The portfolio managers
structured as secured or unsecured loans, such	consider the nature of the industry in which the borrower
investments could be structured as novations or	operates, the nature of the borrower’s assets, and the
assignments or represent trade or other claims owed by a	general quality and creditworthiness of the borrower. The
company to a supplier.	Series may invest in bank loans in order to enhance total
return, to affect diversification, or to earn additional income.

11

Securities	How the Series uses them

The Series will not use bank loans for reasons inconsistent
with its investment objective.

The Series may also invest in other securities, including certificates of deposit and obligations of both U.S. and foreign banks, corporate debt, and commercial paper.

Lending securities The Series may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Series’ securities must provide collateral to the Series and adjust the amount of collateral each day to reflect the changes in the value of the loaned securities. These transactions may generate additional income for the Series.

Purchasing securities on a when-issued or delayed-delivery basis The Series may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Series will designate cash or securities in amounts sufficient to cover the Series’ obligations, and will value the designated assets daily.

Borrowing from banks The Series may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Series will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Series being unable to meet its investment objective.

Portfolio turnover We anticipate that the Series' annual portfolio turnover rate may be greater than 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if, for example, the Series bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

12

The risks of investing in the Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series, you should carefully evaluate the risks. Because of the nature of the Series, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Series. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How the Series strives to manage them

Market risk is the risk that all or a majority of the	We maintain a long-term investment approach and
securities in a certain market—like the stock or	focus on fixed income securities that we believe
bond market—will decline in value because of	can continue to make interest and principal
economic conditions, future expectations, or	payments over an extended time frame regardless
investor confidence.	of interim market fluctuations. We do not try to
predict overall bond market movements and
generally do not trade for short-term purposes.

Industry and security risk: Industry risk is the	We limit the amount of the Series' assets invested
risk that the value of securities in a particular	in any one industry and in any individual security.
industry will decline because of changing	We also follow a rigorous selection process before
expectations for the performance of that industry.	choosing securities and continually monitor them
while they remain in the portfolio.
Security risk is the risk that the value of an
individual stock or bond will decline because of
changing expectations for the performance of the
individual company issuing the stock or bond.

Interest rate risk is the risk that securities,	We do not try to increase return by predicting and
particularly bonds with longer maturities, will	aggressively capitalizing on interest rate moves.
decrease in value if interest rates rise.	We will not invest in swaps with maturities of more
Swaps may be particularly sensitive to interest rate	than 10 years. Each Business Day (as defined
changes. Depending on the actual movements of	below), we calculate the amount the Series must
interest rates and how well the portfolio manager	pay for swaps it holds and will segregate cash or
anticipates them, a series could experience a	other liquid securities to cover that amount.
higher or lower return than anticipated.

Derivatives risk is the possibility that the Series	We will use derivatives for defensive purposes,
may experience a significant loss if it employs a	such as to protect gains or hedge against potential
derivatives strategy (including a strategy involving	losses in the portfolio without actually selling a
options and swaps such as interest rate swaps,	security, to neutralize the impact of interest rate
index swaps, and credit default swaps) related to a	changes, to improve diversification, or to earn
security or a market index and that security or	additional income. We will generally not use
index moves in the opposite direction from what	derivatives or reasons inconsistent with our
the portfolio manager had anticipated. A significant	investment objectives.
risk of derivative transactions is the
creditworthiness of the counterparty, since the
transaction depends on the willingness and ability
of the counterparty to fulfill its contractual
obligations. Derivatives also involve additional
expenses, which could reduce any benefit or
increase any loss to a series from using the
strategy.

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Risks	How the Series strives to manage them

Credit risk is the risk that there is a possibility that	We may hold securities rated in investment grade
a bond’s issuer will be unable to make timely	category single-B or higher by NRSROs. These
payments of interest and principal.	securities, however, are carefully evaluated for
creditworthiness before purchase.
Investing in so-called “junk” or “high yield” bonds
entails the risk of principal loss, which may be	If the rating of a debt security held by the Series
greater than the risk involved in investment grade	falls below investment grade category single-B, we
bonds. High yield debt is sometimes issued by	will dispose of the security as soon as practicable,
companies, the earnings of which at the time the	unless to do so would be detrimental in light of
debt is issued are less than the projected	market conditions.
payments on the debt.

Debt securities rated in investment grade category
single-B or higher by NRSROs may have
speculative characteristics. Changes in economic
conditions or other circumstances are more likely
to affect an issuer's ability to make principal and
interest payments.

Prepayment risk is the risk that homeowners will	We take into consideration the likelihood of
prepay mortgages during periods of low interest	prepayment when we select mortgages. We may
rates, forcing investors to reinvest their money at	look for mortgage securities that have
interest rates that might be lower than those on the	characteristics that make them less likely to be
prepaid mortgage.	prepaid, such as low outstanding loan balance or
below-market interest rates.

Foreign risk is the risk that foreign securities may	We will attempt to reduce foreign investing risks
be adversely affected by political instability,	through portfolio diversification, credit analysis,
changes in currency exchange rates, foreign	and attention to trends in the world economies,
economic conditions, or inadequate regulatory and	industries, and financial markets.
accounting standards. These risks are significantly
higher for emerging markets securities. Non-dollar
denominated securities also carry the risk of
adverse changes in foreign currency exchange	We carefully evaluate the political and economic
rates.	situations in the countries where we invest and
take these risks into account before we select
securities for the portfolio. However, there is no
way to eliminate foreign risks when investing
internationally.

Foreign government securities risk is the risk	We attempt to reduce the risks associated with
that relates to the ability of a foreign government or	investing in foreign governments by limiting the
government related issuer to make timely	portion of portfolio assets that may be invested in
payments on its external debt obligations. This	such securities.
ability to make payments will be strongly
influenced by the issuer's balance of payments,
including export performance, its access to
international credits and investments, fluctuations
in interest rates, and the extent of its foreign
reserves.

14

Risks	How the Series strives to manage them

Currency risk is the risk that the value of an	We may try to hedge the Series’ currency risk by
investment may be negatively affected by changes	purchasing foreign currency exchange contracts.
in foreign currency exchange rates. Adverse	By agreeing to purchase or sell foreign securities
changes in exchange rates may reduce or	at a pre-set price on a future date, we strive to
eliminate any gains produced by investments that	protect the value of the stock the Series owns from
are denominated in foreign currencies and may	future changes in currency rates. We will use
increase any losses.	forward currency exchange contracts only for
defensive measures, not to enhance portfolio
returns. However, there is no assurance that this
strategy will be successful.

Emerging markets risk is the possibility that the	We may invest a portion of the Series’ assets in
risks associated with international investing will be	securities of issuers located in emerging markets.
greater in emerging markets than in more	We cannot eliminate these risks but will attempt to
developed foreign markets because, among other	reduce these risks through portfolio diversification,
things, emerging markets may have less stable	credit analysis, and attention to trends in the
political and economic environments. In addition, in	economy, industries and financial markets, and
many emerging markets, there is substantially less	other relevant factors. The Series’ investments in
publicly available information about issuers and the	emerging markets will, in the aggregate, be limited
information that is available tends to be of a lesser	to no more than 10% of the Series’ total assets.
quality. Economic markets and structures tend to
be less mature and diverse and the securities
markets, which are subject to less government
regulation or supervision, may also be smaller,
less liquid, and subject to greater price volatility.

Liquidity risk is the possibility that securities	We limit exposure to illiquid securities to no more
cannot be readily sold within seven days at	than 15% of the Series' net assets.
approximately the price at which a series has
valued them.

Loans and other direct indebtedness risk	These risks may not be completely eliminated, but
involves the risk that a series will not receive	we will attempt to reduce these risks through
payment of principal, interest, and other amounts	portfolio diversification, credit analysis, and
due in connection with these investments and will	attention to trends in the economy, industries, and
depend primarily on the financial condition of the	financial markets. Should we determine that any of
borrower. Loans that are fully secured offer a	these securities are illiquid, these would be subject
series more protection than an unsecured loan in	to the Series' restrictions on illiquid securities.
the event of non-payment of scheduled interest or
principal, although there is no assurance that the
liquidation of collateral from a secured loan would
satisfy the corporate borrower's obligation, or that
the collateral can be liquidated. Some loans or
claims may be in default at the time of purchase.
Certain of the loans and the other direct
indebtedness acquired by a series may involve
revolving credit facilities or other standby financing
commitments which obligate a series to pay
additional cash on a certain date or on demand.
These commitments may require a series to
increase its investment in a company at a time
when that series might not otherwise decide to do
so (including at a time when the company's

15

Risks	How the Series strives to manage them

financial condition makes it unlikely that such
amounts will be repaid). To the extent that a series
is committed to advance additional funds, it will at
all times hold and maintain in a segregated
account cash or other high-grade debt obligations
in an amount sufficient to meet such commitments.

As a series may be required to rely upon another
lending institution to collect and pass onto a series
amounts payable with respect to the loan and to
enforce a series' rights under the loan and other
direct indebtedness, an insolvency, bankruptcy, or
reorganization of the lending institution may delay
or prevent a series from receiving such amounts.
The highly leveraged nature of many such loans
and other direct indebtedness may make such
loans and other direct indebtedness especially
vulnerable to adverse changes in economic or
market conditions. Investments in such loans and
other direct indebtedness may involve additional
risk to a series.

Legislative and regulatory risk: The United	We monitor the status of regulatory and legislative
States Congress has, from time to time, taken or	proposals to evaluate any possible effects they
considered legislative actions that could adversely	might have on the Series’ portfolio.
affect the high yield bond market. For example,
Congressional legislation has, with some
exceptions, generally prohibited federally insured
savings and loan institutions from investing in high
yield securities. Regulatory actions have also
affected the high yield market. Similar actions in
the future could reduce liquidity for high yield
securities, reduce the number of new high yield
securities being issued and could make it more
difficult for a series to attain its investment
objective.

Zero coupon and PIK bond risks: Zero coupon	The Series may invest in zero coupon and PIK
and PIK bonds are generally considered to be	bonds to the extent consistent with the Series’
more interest sensitive than income-bearing	investment objective. We cannot eliminate the
bonds, to be more speculative than interest-	risks of zero coupon bonds, but we do try to
bearing bonds, and to have certain tax	address them by monitoring economic conditions,
consequences which could, under certain	especially interest rate trends and their potential
circumstances, be adverse to a series. For	impact on the Series.
example, a series accrues, and is required to
distribute to shareholders, income on its zero
coupon bonds. However, the series may not
receive the cash associated with this income until
the bonds are sold or mature. If the series does not
have sufficient cash to make the required
distribution of accrued income, the series could be
required to sell other securities in its portfolio or to

16

Risks	How the Series strives to manage them

borrow to generate the cash required.

Valuation risk: A less liquid secondary market, as	We will strive to manage this risk by carefully
described above, makes it more difficult for a	evaluating individual bonds and by limiting the
series to obtain precise valuations of the high yield	amount of the Series’ assets that can be allocated
securities in its portfolio. During periods of	to privately placed high yield securities.
reduced liquidity, judgment plays a greater role in
valuing high yield securities.

Disclosure of portfolio holdings information

A description of the Series' policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

17

Investment manager

The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Series, manages the Series' business affairs, and provides daily administrative services. For its services to the Series, the Manager was paid an aggregate fee, net of fee waivers, of [x.xx%] of the Series’ average daily net assets during the last fiscal year.

A discussion of the basis for the Board’s approval of the Series’ investment advisory contract is available in the Series’ semiannual report to shareholders for the period ended June 30, 2008.

Portfolio managers

Paul Grillo and Roger A. Early have primary responsibility for making day-to-day investment decisions for Delaware VIP® Limited-Term Diversified Income Series. Messrs. Grillo and Early assumed responsibility for the Series on May 24, 2007.

Paul Grillo, CFA

Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy

Paul Grillo is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He joined Delaware Investments in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as co-lead portfolio manager for the firm’s Diversified Income products and has been influential in the growth and distribution of the firm’s multisector strategies. Prior to joining Delaware Investments, Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Roger A. Early, CPA, CFA, CFP

Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

The SAI for the Series provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Series securities.

Manager of managers structure

The Series and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Series without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Series’ Board, for overseeing the Series’ sub-advisors, and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Series or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Series, the Manager may, in the future, recommend to the Series’ Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Series’ portfolio.

The Manager of Managers Structure enables the Series to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-

18

advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Series without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

19

Who's who?

The following describes the various organizations involved in managing, administering, and servicing the Series.

Board of trustees

A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund's investment manager and distributor. However, the Series relies on certain exemptive rules adopted by the SEC that require its Board to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager

Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103-7094

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

On December 31, 2008, the Manager and its affiliates within Delaware Investments were managing, in the aggregate, in excess of $115 billion in assets in various institutional or separately managed investment company and insurance accounts.

Portfolio managers

Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis. See “Portfolio managers” for information about the portfolio manager of the Series.

Distributor

Delaware Distributors, L.P., 2005 Market Street, Philadelphia, PA 19103-7094

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian

The Bank of New York Mellon, One Wall Street, New York, NY 10286-0001

Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

20

Important information about the Series

Share classes

The Series offers two classes of shares, Service Class and Standard Class. The two classes of shares are identical, except that Service Class shares are subject to distribution, or “Rule 12b-1” fees, which are described in the prospectus offering Service Class shares.

Salesperson and life company compensation

Your variable contract salesperson who sells your variable contract which invests in shares of the Series may be eligible to receive the following amounts as compensation for your investment in the Series. These amounts are paid by the distributor (Distributor) to the life companies with whom your variable contract salesperson is associated.

Standard Class*

Commission (%)	-
Fee to Dealer	0.25%
(annual rate of average daily
net assets)

*	Your variable contract salesperson may be eligible to receive a fee at an annual rate of 0.25% of average daily net assets applicable to Standard Class shares. The Distributor may make such payments out of its own resources to life companies that have entered into service agreements with the Distributor.

The Distributor or an affiliate may also pay an amount up to 0.40% of the Series’ net assets out of the Distributor’s or the affiliate’s own resources to the life companies that sponsor your contract. Your salesperson may receive some or all of such payment.

Purchase and redemption of shares

Shares are sold only to separate accounts of life companies at net asset value (NAV) (see “Valuation of shares”). Redemptions will be effected by the separate accounts at the NAV next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Payments to intermediaries

The Distributor and/or its affiliates may pay additional compensation (at their own expense and not as an expense of the Series) to certain affiliated or unaffiliated participating insurance companies, brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Series shares or insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor, distributor, or other party makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of Series shares than sponsors or distributors of other mutual funds make to your Financial Intermediary, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the series making the higher payments (or the associated Variable Contract) over other investment options, including other Variable Contracts, shares of other mutual funds, or other investment options available under a particular Variable Contract. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you and other investment options available. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Series’ shares.

For more information, please see the Series’ SAI.

21

Valuation of shares

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a series' NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of the Series at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of the Series is calculated by subtracting the liabilities of each class from its total net assets and dividing the resulting number by the number of shares outstanding for that class. Foreign securities, currencies, and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value (see “Fair valuation,” below).

Fair valuation

When the Series uses fair value pricing, it may take into account any factors it deems appropriate. The Series may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Series to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Series anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Series may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Series’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and which is subject to the Board’s oversight.

Document delivery

If you have an account in the same Delaware Investments® Series as another member of your household, we send your household one copy of the Series’ prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Series. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your variable contract salesperson. We will begin sending you individual copies of these documents 30 days after receiving your request.

Frequent trading of Series shares

The Series discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by contract owners identified as market timers may be rejected. The Series’ Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Series and its contract owners, such as market timing. The Series will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a series occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a series followed quickly by redemptions out of that series. A short-term roundtrip is any redemption

22

of series shares within 20 Business Days of a purchase of that series’ shares. If you make a second such short-term roundtrip in a series within the same calendar quarter as a previous short-term roundtrip in that series, you may be considered a market timer. In determining whether market timing has occurred, the series will consider short-term roundtrips to include rapid purchases and sales of Series shares through the exchange privilege. The Series reserves the right to consider other trading patterns to be market timing.

Your ability to use the Series’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Series reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any contract owner’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Series’ market timing policy are not necessarily deemed accepted by the Series and may be rejected by the Series on the next Business Day following receipt by the Series.

Redemptions will continue to be permitted in accordance with the Series’ current Prospectus. A redemption of shares under these circumstances could be costly to a contract owner if, for example, the shares have declined in value or the sale results in adverse tax consequences. To avoid this risk, a contract owner should carefully monitor the purchases, sales, and exchanges of Series shares and avoid frequent trading in Series shares.

The Series reserves the right to modify this policy, at any time without notice, including modifications to the Series’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Series’ contract owners. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Series’ market timing policy does not require the Series to take action in response to frequent trading activity. If the Series elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, contract owners that engage in rapid purchases and sales or exchanges of the Series’ shares dilute the value of shares held by long-term contract owners. Volatility resulting from excessive purchases and sales or exchanges of Series shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Series may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Series’ shares may also force the Series to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Series’ performance if, for example, the Series incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A series that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a series calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and a series’ NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a contract owner engaging in a short-term trading strategy to exploit differences in series share prices that are based on closing prices of foreign securities established some time before a series calculates its own share price.

Any series that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the series’ NAV may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences. Series that may be adversely affected by such arbitrage include, in particular, series that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Series maintains surveillance procedures designed to detect excessive or short-term trading in Series shares. This monitoring process involves several factors, which include scrutinizing transactions in Series shares for violations of the Series’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Series may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading

23

activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Series, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Series will attempt to have financial intermediaries apply the Series' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Series' frequent trading policy with respect to an omnibus account, the Series' or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Series' policy, to shareholders investing in the Series through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Series. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Series shares and similar restrictions. The Series' ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Series may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Series shares.

Limitations on ability to detect and curtail market timing Contract owners seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Series and its agents to detect market timing in Series shares, there is no guarantee that the Series will be able to identify these contract owners or curtail their trading practices. In particular, the Series may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Series shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions. The Series intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Series generally pays no federal income tax on the income and gains it distributes. The Series expects to declare dividends daily and pay such dividends monthly. Net realized capital gains, if any, are paid annually following the close of the Series’ fiscal year. We automatically reinvest all income dividends and any capital gains. The amount of any distribution will vary, and there is no guarantee the Series will pay either an income dividend or a capital gains distribution.

Tax considerations. Shares of the Series must be purchased through variable annuity contracts or variable life insurance policies (variable contracts). As a result, it is anticipated that any dividend or capital gains distributions from the Series will be exempt from current taxation if left to accumulate within a variable contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1 / 2 . Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Series are offered.

Please refer to the SAI for more information regarding the tax treatment of the Series.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

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Certain management considerations

Investments by fund of funds

The Series accepts investments from the Lincoln Profile Funds, a fund of funds. From time to time, the Series may experience large investments or redemptions due to allocations or rebalancings by the Lincoln Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Series may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

The financial highlights table is intended to help you understand the financial performance of the Standard Class of the Series. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series’ Standard Class (assuming reinvestment of all dividends and distributions). All “per share” information reflects financial results for a single Series share. Separate account expenses are not reflected. If the fees at the separate account level or contract level were included, total return would be lower. This information has been audited by [___________________], independent registered public accounting firm, whose report, along with the Series’ financial statements, is included in the Series' annual report, which is available upon request by calling 800 523-1918.

		Standard Class
		Year Ended
Delaware VIP® Limited-Term Diversified		12/31
Income Series
	2008	2007	2006	2005	2004

Net asset value, beginning of period	xxx	$9.710	$9.710	$9.940	$10.020

Income (loss) from investment operations:
Net investment income[1]	xxx	0.324	0.396	0.355	0.356
Net realized and unrealized gain (loss) on
investments and foreign currencies	xxx	0.099	0.038	(0.180)	0.004
Total from investment operations	xxx	0.423	0.434	0.175	0.360

Less dividends and distributions from:
Net investment income	xxx	(0.463)	(0.434)	(0.405)	(0.440)
Total dividends and distributions	xxx	(0.463)	(0.434)	(0.405)	(0.440)

Net asset value, end of period	xxx _____	$9.670 _____	$9.710 _____	$9.710 _____	$9.940 _____

Total return[2]	xxx	4.46%	4.57%	1.79%	3.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	xxx	$20,880	$22,626	$23,895	$25,955
Ratio of expenses to average net assets	xxx	0.68%	0.71%	0.71%	0.62%
Ratio of net investment income to average net
assets	xxx	3.36%	4.10%	3.61%	3.57%
Portfolio turnover	xxx	170%	318%	259%	252%

1	The average shares outstanding method has been applied for per share information.

2	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

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Additional information

Additional information about the Series' investments is available in the Series' annual and semiannual reports to shareholders. In the Series' annual shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the period covered by the report. You can find more information about the Series in its current SAI, which is filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Series, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918.

The Trust does not have its own Web site, and Delaware Investments does not make the Trust’s SAI or shareholder reports available on its Web site. The insurance company that issued your contract may make the Trust’s SAI and shareholder reports available to shareholders on the insurance company’s Web site. You can find reports and other information about the Series on the EDGAR database on the SEC Web site (www.sec.gov). You can get copies of this information, after paying of a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102. Information about the Series, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

Delaware Series Symbol
CUSIP
Delaware VIP Limited-Term Diversified Income
Series (Standard Class)	246493563

Investment Company Act File No. 811-05162

PR-VIPCAPST [12/07] DG3 4/08 PO12802

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STATEMENT OF ADDITIONAL INFORMATION
April [__], 2009

DELAWARE VIP® TRUST
Delaware VIP Limited-Term Diversified Income Series
(formerly, Delaware VIP Capital Reserves Series)

2005 Market Street Philadelphia, PA 19103-7094

     Delaware VIP Trust (the “Trust”) is intended to meet a wide range of investment objectives through its fourteen separate portfolios, including Delaware VIP Limited-Term Diversified Income Series, (formerly, Delaware VIP Capital Reserves Series) (the “Series”). The Series offers two classes of shares, Standard Class and Service Class. The Series’ investment manager is Delaware Management Company (the “Manager”), which is a series of Delaware Management Business Trust.

     The shares of the Series are sold only to separate accounts of life insurance companies (“life companies”). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (“variable contracts”). The separate accounts invest in shares of the Series in accordance with allocation instructions received from their contract owners.

     This Part B supplements the information contained in the current prospectuses for the Series (the “Prospectuses”), each dated April [__], 2009, as they may be amended from time to time. This Part B should be read in conjunction with the Prospectuses. This Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into each Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Series’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service, or by phone toll-free at 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094. The Series’ financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm are incorporated by reference from each Series’s annual report (“Annual Report”) into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

TABLE OF CONTENTS
	Page			Page

Organization and Classification	[	]	Trading Practices and Brokerage	[	]
Investment Objective, Restrictions, and Policies	[	]	Capital Structure	[	]
Investment Strategies and Risks	[	]	Purchasing Shares and Offering Price	[	]
Disclosure of Portfolio Holdings Information	[	]	Distributions and Taxes	[	]
Management of the Trust	[	]	Financial Statements	[	]
Investment Manager and Other Service Providers	[	]	Principal Holders	[	]
Portfolio Managers	[	]	Appendix A – Description of Ratings	[	]

ORGANIZATION AND CLASSIFICATION

Organization

     The Trust was originally organized as a Maryland corporation in 1987 and was subsequently reorganized as a Delaware statutory trust on December 15, 1999.

Classification

     The Trust is an open-end management investment company. The Series’ portfolio of assets is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVE, RESTRICTIONS, AND POLICIES

Investment Objective

     The Series’ investment objective is described in the Prospectuses. The Series’ investment objective is nonfundamental, and may be changed without shareholder approval. However, the Trust’s Board of Trustees (the “Board”) must approve any changes to non-fundamental investment objectives and the Series will notify shareholders at least 60 days prior to a material change in the Series’ investment objective.

Fundamental Investment Restrictions

     The Trust has adopted the following restrictions for the Series, which cannot be changed without approval by the holders of a “majority” of the Series’ outstanding shares, which is a vote by the holders of the lesser of: (a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time the Series purchases securities.

The Series may not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Series from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions

     In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, the Series will be subject to the following investment restriction, which is considered non-fundamental and may be changed by the Board of Trustees without shareholder approval: The Series may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Series has valued the investment.

     In applying the Series’ fundamental policy concerning concentration described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities. Additionally, the Series intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issues in the same industry.

     Except for the Series’ policy with respect to borrowing, any investment restriction or limitation that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Portfolio Turnover

     Portfolio trading will be undertaken principally to accomplish the Series’ investment objective. The Series is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code, as amended (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Series’ investment objective. The Series will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving the Series’ investment objective.

     The portfolio turnover rate tells you the amount of trading activity in the Series’ portfolio. A turnover rate of 100% would occur, for example, if all of the Series’ investments held at the beginning of a year were replaced by the end of the year, or if a single investment were frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of the Series’ shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, the Series may hold securities for any period of time.

     The Series generally may be expected to engage in active and frequent trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%. The Series has, in the past, experienced portfolio turnover rates that were significantly in excess of 100%.

     For the fiscal years ended December 31, 2008 and 2007, the Series’ portfolio turnover rates were approximately as follows:

	Year Ended	Year Ended
Series	December 31, 2008	December 31, 2007
Delaware VIP Limited-Term Diversified	[ ]	170%[1]
Income Series

1	Delaware VIP Limited-Term Diversified Income Series experienced a decrease in portfolio turnover due to a reduced volume of total new issues, including those with premiums, which would have added value to the Series. In addition, the level of liquidity was dramatically lower in 2007, which impacted the Series’ ability to trade.

INVESTMENT STRATEGIES AND RISKS

     The Series’ investment objectives, strategies, and risks are described in the Prospectus. Certain additional investment information is provided below. All investment strategies of the Series are non-fundamental and may be changed without shareholder approval, except those identified below as fundamental restrictions.

Asset-Backed Securities

     The Series may invest in securities that are backed by assets such as receivables on home equity and credit loans, receivables regarding automobile, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases (i.e., receivables on loans to car dealers for cars used in their showrooms), or other loans or financial receivables currently available or which may be developed in the future.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities, but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases ever, established, and other risks which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

     Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Average Effective Duration

     The average effective duration of the Series will typically be between one and three years. This is considered a short to intermediate range duration.

     Some of the securities in the Series’ portfolio may have periodic interest rate adjustments based upon an index such as the 91-day Treasury bill rate. This periodic interest rate adjustment tends to lessen the volatility of the security’s price. With respect to securities with an interest rate adjustment period of one year or less, the Series will, when determining average weighted maturity, treat such a security’s maturity as the amount of time remaining until the next interest rate adjustment.

     Instruments such as Government National Mortgage Association (“GNMA”), Fannie Mae, Federal Home Loan Mortgage Corporation (“FHLMC”) securities, and similar securities backed by amortizing loans generally have shorter effective maturities than their stated maturities. This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns. For purposes of determining the Series’ average effective duration, the maturities of such securities will be calculated based upon the issuing agency’s payment factors using industry-accepted valuation models.

Bank Obligations

     Certificates of deposit (“CDs”) are short-term negotiable obligations of commercial banks; time deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates; and bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

     Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls, and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

     Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its State Branches. The deposits of State Branches may not necessarily be insured by the FDIC.

In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the Manager will carefully evaluate such investments on a case-by-case basis.

     Savings and loan associations whose CDs may be purchased by either Series are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S. government. As a result, such savings and loan associations are subject to regulation and examination.

Combined Transactions

     The Series may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions (“component” transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment manager, it is in the best interests of the Series to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Credit Default Swaps

     The Series may enter into credit default swap ("CDS") contracts to the extent consistent with its investment objectives and strategies. A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium. In the most general sense, the benefit for the purchaser of protection is that if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities. The benefit for the seller of protection is the premium income it receives. The Series might use CDS contracts to limit or to reduce the risk exposure of the Series to defaults of the issuer or issuers of the Series' portfolio holdings (i.e., to reduce risk when the Series owns or has exposure to such securities). The Series also might use CDS contracts to create or vary exposure to securities or markets or a tax management tool.

     CDS transactions may involve general market, illiquidity, counterparty, and credit risks. CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities. When the Series is the seller of protection, the aggregate notional amount (typically, the principal amount of the reference security or securities) of the Series’ investments in the CDS contracts will be limited to 15% of the Series' total net assets when the Series is selling protection on a security or purchasing protection on a security that the Series does not own. As the purchaser or seller of protection, the Series may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where the Series is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the credit default swap. To the extent that the Series, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (i) the reference security (or basket of securities), (ii) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities), or (iii) the negotiated monetary value of the obligation, the Series will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the credit default swap or, where the Series does not own the reference security (or basket of securities), the Series will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation. To the extent that the Series, as a seller of protection, may be required in the event of a credit default to deliver to the counterparty some or all of the notional amount of the credit default swap, it will designate on its books and records cash or liquid securities sufficient to cover the obligation. If the credit default swap permits the Series to offset its obligations against the obligations of the counterparty under the credit default swap, then the Series will only designate on its books and records cash or liquid securities sufficient to cover the Series’ net obligation to the counterparty, if any. All cash and liquid securities designated by the Series to cover its obligations under credit default swaps will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract, the Series would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring, or agreed upon event (each of these events is a “Credit Event”). If a Credit Event occurs, the Series generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, the Series would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS contract, the Series would have no delivery requirement or payment obligation to the purchaser of protection. As the seller of protection, the Series would have credit exposure to the reference security (or basket of securities). The Series will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the purchaser of protection in a CDS contract, the Series would pay a premium to the seller of protection. In return, the Series would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities). A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to the Series if a Credit Event should occur. This risk is known as counterparty risk and is described in further detail below.

     If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities). If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually negotiated. The term of a CDS contract, assuming no Credit Event occurs, is typically between two and five years. CDS contracts may be unwound through negotiation with the counterparty. Additionally, a CDS contract may be assigned to a third party. In either case, the unwinding or assignment involves the payment or receipt of a separate payment by the Series to terminate the CDS contract.

     Counterparty risk. A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, the Series’ potential loss is the agreed upon periodic stream of payments from the purchaser of protection. If there is a default by a counterparty that is a seller of protection, the Series’ potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event should occur. CDS contracts do not involve the delivery of collateral to support each party’s obligations; therefore, the Series will only have contractual remedies against the counterparty pursuant to the CDS agreement. As with any contractual remedy, there is no guarantee that the Series would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. The Series thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Eurodollar Instruments

     The Series may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Series might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Foreign Securities

     To the extent that the Series is authorized and intends to invest in foreign securities, investors should recognize that investing in securities of foreign issuers involves certain considerations, which are not typically associated with investing in U.S. issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Series may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Series will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Series permit it to enter into forward foreign currency exchange contracts and various related currency transactions in order to hedge the Series’ holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     Supranational Entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Economic Community, the European Bank for Reconstruction and Development, the European Investment Bank, the Inter-American Development Bank, the Export-Import Banks, the Nordic Investment Bank, and the Asian Development Bank.

     Emerging Markets. Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors (such as the Series) are subject to a variety of restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional restrictions may be imposed at any time by these or other countries in which the Series invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the Series may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government’s policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     With respect to investment in debt issues of foreign governments, including Brady Bonds, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country has inadequate exports or receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

     The issuers of the emerging market country government and government-related high yield securities in which the Series may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which the Series may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     Depositary Receipts. The Series may make foreign investments through the purchase and sale of sponsored or unsponsored American, European, global and similar types of depositary receipts (“Depositary Receipts”). Depositary Receipts are receipts often issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. “Sponsored” Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

     Foreign Currency Transactions. In connection with the Series’ investment in foreign securities, the Series may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

     Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Series will account for forward contracts by marking to market each day at daily exchange rates.

     When the Series enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Series’ assets denominated in such foreign currency, the Series’ custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Series in an amount not less than the value of such Series’ total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Series’ commitments with respect to such contracts.

Futures Contracts and Options on Futures Contracts

     Futures Contracts. The Series may enter into futures contracts relating to securities, securities indices or interest rates. (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts, and foreign currency futures contracts are collectively referred to as “futures contracts.”) Such investment strategies will be used as a hedge and not for speculation.

     Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect the Series’ current or intended investments from broad fluctuations in stock or bond prices. For example, the Series may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Series’ securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Series is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Series intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

     Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on the Series’ current or intended investments in fixed income securities. For example, if the Series owned long-term bonds and interest rates were expected to increase, the Series might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in the Series’ portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Series to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Series’ interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of the Series from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, the Series could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and the Series’ cash reserve could then be used to buy long-term bonds on the cash market.

     The Series may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Series may sell futures contracts on a foreign currency, for example, when a Series holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Series’ loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely, the Series could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Series purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Series will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     The Series may also engage in currency “cross hedging” when, in the opinion of the Series’ investment manager, the historical relationship among foreign currencies suggests that a Series may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such “cross hedging” is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

     Options on Futures Contracts. The Series may purchase and write options on the types of futures contracts in which the Series may invest.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Series’ portfolio. If the futures price at expiration of the option is below the exercise price, the Series will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Series’ portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, the Series will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Series intends to purchase. If a put or call option the Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, the Series’ losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The Series may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected marketwide decline or changes in interest or exchange rates, the Series could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. If the market decline does not occur, the Series will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by the Series will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Series could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Series will suffer a loss equal to the price of the call, but the securities which the Series intends to purchase may be less expensive.

     Lastly, it should be noted that the Trust on behalf of the Series has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Series’ operation. Accordingly, the Series is not subject to registration or regulation as a CPO.

High Yield or Junk Bonds

     The Series may purchase high yield, high-risk securities, commonly known as “junk bonds.” These securities are rated lower than BBB by S&P or Baa by Moody’s and are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer’s creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See Appendix A – Description of Ratings.

     The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Series to value their portfolio securities and the Series’ ability to dispose of these lower-rated debt securities.

     Since the risk of default is higher for lower-quality securities, the investment manager’s research and credit analysis is an integral part of managing any securities of this type held by the Series. In considering investments for the Series, the Manager will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Manager’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

     The Series may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Interest Rate and Index Swaps

     The Series may invest in interest rate and index swaps to the extent consistent with their respective investment objectives and strategies. The Series will only invest in swaps in which all the reference rates are related to or derived from instruments or markets in which the Series is otherwise eligible to invest, subject to the investment limitations on the instruments to which the purchased reference rate relates.

     Swaps are agreements to exchange payment streams over a period of time with another party, called a counterparty. Each payment stream is based on a specified rate, which could be a fixed or variable interest rate, the rate of return on an index, or some other reference rate. The payment streams are calculated with reference to a hypothetical principal amount, called the notional principal or the notional amount. For example, in an interest rate swap one party may agree to pay a fixed interest rate to a counterparty and to receive in return variable interest rate payments from the counterparty. The amount that each party pays is calculated by multiplying the fixed and variable rates, respectively, by the notional amount. The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction; it is used only to calculate the value of the payment streams.

     When two counterparties wish to swap interest rate payments, they typically each enter into a separate interest rate swap contract with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly. The broker/dealer intermediary enters into numerous transactions of this sort, and attempts to mange its portfolio of swaps so as to match and offset its payment receipts and obligations.

     The typical minimum notional amount is $5 million. Variable interest rates are usually set by reference to the LIBOR. The typical maximum term of an interest rate swap agreement ranges from one to 12 years. Index swaps tend to be shorter term, often for one year. The Series’ Manager presently intends to purchase swaps with maturities of six to 12 months, and in no event greater than 10 years.

     The Series also may engage in index swaps, called total return swaps. In an index swap, the Series may enter into a contract with a counterparty in which the counterparty will make payments to the Series based on the positive returns of an index, such as a corporate bond index, in return for the Trust paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Series is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal. As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction. The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed income securities that are included in the index.

     Swap transactions provide several benefits to the Series. Interest rate swaps may be used as a duration management tool. Duration is a measure of a bond’s interest-rate sensitivity, expressed in terms of years because it is related to the length of time remaining on the life of a bond. In general, the longer a bond’s duration, the more sensitive the bond’s price will be to changes in interest rates. The average duration of a fund is the weighted average of the durations of the fund’s fixed income securities.

     If the Series wishes to shorten the duration of certain of its assets, longer term assets could be sold and shorter term assets acquired, but these transactions have potential tax and return differential consequences. By using an interest rate swap, the Series could agree to make semi-annual fixed rate payments and receive semi-annual floating rate LIBOR payments adjusted every six months. The duration of the floating rate payments received by the Series will now be six months. In effect, the Series has reduced the duration of the notional amount invested from a longer term to six months over the life of the swap agreement.

     The Series may also use swaps to gain exposure to specific markets. For example, suppose bond dealers have particularly low inventories of corporate bonds, making it difficult for a fixed income fund to increase its exposure to the corporate bond segment of the market. It is generally not possible to purchase exchange-traded options on a corporate bond index. The Series could replicate exposure to the corporate bond market, however, by engaging in an index swap in which the Series gains exposure to a corporate bond index in return for paying a LIBOR-based floating interest rate.

     Other uses of swaps could help the Series to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Series anticipates purchasing at a later date. Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

     The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often referred to as counterparty risk. If there is a default by a counterparty in a swap transaction, the Series’ potential loss is the net amount of payments the Series is contractually entitled to receive for one payment period (if any – the Series could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction. The Series will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that the Series would be successful in pursuing them --the counterparty may be judgment proof due to insolvency, for example. The Series thus assume the risk that they will be delayed or prevented from obtaining payments owed to them. The standard industry swap agreements do, however, permit the Series to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the Series.

     In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter into swap transactions as a dealer. The Series will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or is determined to be of equivalent credit quality by the Series’ investment manager. In addition, the investment manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

     In addition to counterparty risk, the use of swaps also involves risks similar to those associated with ordinary portfolio security transactions. If the portfolio manager is incorrect in his or her forecast of market values or interest rates, the investment performance of the Series which has entered into a swap transaction could be less favorable than it would have been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount the Series might theoretically be required to pay in a swap transaction.

     In order to ensure that the Series will only engage in swap transactions to the extent consistent with its investment objectives and strategies, the Series will only engage in a swap transaction if all of the reference rates used in the swap are related to or derived from securities, instruments or markets that are otherwise eligible investments for the Series. Similarly, the extent to which the Series may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

     The Series will, consistent with industry practice, segregate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the net amount of the excess, if any, of the Series’ payment obligations over its entitled payments with respect to each swap contract. To the extent that the Series is obligated by a swap to pay a fixed or variable interest rate, the Series may segregate securities that are expected to generate income sufficient to meet the Series’ net payment obligations. For example, if the Series holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make increased payments if interest rates rise, which will not be necessarily offset by the fixed-rate payments it is entitled to receive under the swap agreement.

     There is not a well-developed secondary market for interest rate or index swaps. Most interest rate swaps are nonetheless relatively liquid because they can be sold back to the counterparty/dealer relatively quickly at a determinable price. Most index swaps, on the other hand, are considered to be illiquid because the counterparty/dealer typically will not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). The Series may therefore treat all swaps as subject to its limitation on illiquid investments. For purposes of calculating these percentage limitations, the Series will refer to the notional amount of the swap.

     Swaps will be priced using fair value pricing. The income provided by a swap should be qualifying income for purposes of Subchapter M of the Code. Swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M of the Code.

Investment Company Securities

     The Series is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. Under the 1940 Act’s current limitations, the Series may not (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of its total assets in the shares of any one investment company; nor (iii) invest more than 10% of its total assets in shares of other investment companies. If the Series elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to investments in unregistered investment companies. However, the Series may not operate as a “fund of funds,” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if the shares of the Series are invested in by a fund that operates as a “fund of funds.”

Liquidity and Rule 144A Securities

     In order to assure that the Series has sufficient liquidity, the Series may not invest more than 15% of its net assets in illiquid assets. This policy shall extend to all restricted securities, including securities eligible for resale without registration pursuant to Rule 144A of the 1933 Act ("Rule 144A Securities") (described below), and repurchase agreements maturing in more than seven days. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Series. Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity of the Series to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

     While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the 15% limitation on investments in illiquid assets. The Board has instructed the investment manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, the mechanics of transfer, and whether the security is listed on an electronic network for trading the security).

     If the respective investment manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Series’ holdings of illiquid securities exceed the Series’ 15% limit on investment in such securities, the investment manager will determine what action shall be taken to ensure that the Series continues to adhere to such limitation.

Loans and Other Direct Indebtedness

     The Series may purchase loans and other direct indebtedness. In purchasing a loan, the Series acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Series more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal, and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the Series would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which the Series would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary.

     The Series may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

     Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments which obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments. The Series’ ability to receive payment of principal, interest, and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that the Series will purchase, the investment manager will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As the Series may be required to rely upon another lending institution to collect and pass onto the Series amounts payable with respect to the loan and to enforce the Series' rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. In such cases, the Series will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan for purposes of compliance with applicable law pertaining to the diversification of the Series’ portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

Money Market Instruments

     The Series may, from time to time, invest all or part of its available assets in money market instruments maturing in one year or less. The types of instruments which the Series may purchase are described below:

     1. U.S. Government Securities. Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and bonds.

     2. U.S. Government Agency Securities. Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

     3. Bank Obligations. Certificates of deposit, bankers’ acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose deposits are insured by the Federal Deposit Insurance Corporation. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Series to a greater risk of loss. The Series will only buy short-term instruments in nations where these risks are minimal. The Series will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Series. The Series may not invest more than 25% of its assets in foreign banks except that this limitation shall not apply to U.S. branches of foreign banks which are subject to the same regulations as U.S. banks or to foreign branches of U.S. banks where such a bank is liable for the obligations of the branch. This policy may be changed by the Board of Trustees without shareholder approval.

     4. Commercial Paper. Short-term promissory notes issued by corporations which at the time of purchase are rated A-2 or better by S&P or P-2 or better by Moody’s or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Trustees or, if not rated, issued or guaranteed by a corporation with outstanding debt rated AA or better by S&P or Aa or better by Moody’s.

     5. Short-term Corporate Debt. In addition to the other debt securities described in the Prospectuses, corporate notes, bonds and debentures which at the time of purchase are rated AA or better by S&P or Aa or better by Moody’s or which have received comparable ratings from a nationally-recognized statistical rating organization approved by the Board of Trustees, provided such securities have one year or less remaining to maturity. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

     The ratings of S&P, Moody’s and other rating services represent their opinions as to the quality of the money market instruments which they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Series will further evaluate these securities. See “Appendix A--Description of Ratings.”

Mortgage-Backed Securities

     The Series may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions. The Series may invest in collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and commercial mortgage-backed securities (“CMBSs”).

     CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Series may invest in such private-backed securities.

     The Series may invest up to 20% of its total assets in CMOs and REMICs issued by private entities which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a nationally-recognized statistical rating organization (e.g., BBB or better by S&P or Baa or better by Moody’s) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Non-agency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.

     CMBS are issued by special purpose entities that represent an undivided interest in a portfolio of mortgage loans backed by commercial properties. The loans are collateralized by various types of commercial property, which include, but are not limited to, multi-family housing, retail shopping centers, office space, hotels, and health care facilities. Private lenders, such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity. CMBS are subject to credit risk, prepayment risk, and extension risk. The Manager addresses credit risk by investing in CMBS that are rated in the top rating category by a nationally recognized statistical rating organization. Although prepayment risk is present, it is of a lesser degree in the CMBS than in the residential mortgage market. Unlike other asset classes, commercial loans have structural impediments to refinancing that include lockout periods, prepayment penalties, yield maintenance, and defeasance. These devices reduce the uncertainty introduced by prepayment options. The Manager carefully analyzes the composition and proportions of various prepayment provisions to protect against unscheduled payments. Extension risk is the risk that balloon payments (i.e., the final payment on a commercial mortgage, which is substantially larger than other periodic payments under the mortgage) are deferred beyond their originally scheduled date for payment. Extension risk measures the impact of a borrower’s ability to pay the balloon payment in a timely fashion, while maintaining loan payments in accordance with the terms specified in the loan. For the investor, extension will increase the average life of the security, generally resulting in lower yield for discount bonds and a higher yield for premium bonds. The Manager models and stress tests extension risk and invests only in structures where extension risk is acceptable under various scenarios.

Mortgage Dollar Rolls

     The Series may enter into mortgage “dollar rolls” in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Series being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Trust to buy a security. If the broker/dealer to whom the Series sells the security becomes insolvent, the Series’ right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Series is required to repurchase may be worth less than the security that the Series originally held, and the return earned by the Series with the proceeds of a dollar roll may not exceed transaction costs. The Series will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Options

     The Series may write call options and purchase put options on a covered basis only. The Series also may enter into closing transactions with respect to such options transactions. The Series will not engage in option transactions for speculative purposes.

     To the extent authorized to engage in option transactions, the Series may invest in options that are exchange listed. The Series reserves the right to invest in over-the-counter options upon written notice to their shareholders. Certain over-the-counter options may be illiquid. The Series will enter into an option position only if there appears to be a liquid market for such options. However, there can be no assurance that a liquid secondary market will be maintained. Thus, it may not be possible to close option positions, which may have an adverse impact on the Series’ ability to effectively hedge its securities.

     Covered Call Writing. The Series may write covered call options from time to time on such portion of its portfolio, without limit, as the respective investment manager determines is appropriate in seeking to obtain the Series’ investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Series, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Series of writing covered calls is that the Series receives a premium which is additional income. However, if the security rises in value, the Series may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     With respect to such options, the Series may enter into closing purchase transactions. A closing purchase transaction is one in which the Series, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Series to write another call option on the underlying security with either a different exercise price or expiration date or both. The Series may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, the Series will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

     The Series will write call options only on a covered basis, which means that the Series will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Series would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Series will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing Put Options. The Series may invest up to 2% of its total assets in the purchase of put options. The Series will, at all times during which it holds a put option, own the security covered by such option.

     A put option purchased by the Series gives it the right to sell one of its securities for an agreed price up to an agreed date. The Series intends to purchase put options in order to protect against a decline in market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options allows the Series to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Series will lose the value of the premium paid. The Series may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Series may sell a put option purchased on individual portfolio securities. Additionally, the Series may enter into closing sale transactions. A closing sale transaction is one in which the Series, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     Purchasing Call Options. The Series may purchase call options to the extent that premiums paid by the Series do not aggregate more than 2% of the Series’ total assets. When the Series purchases a call option, in return for a premium paid by the Series to the writer of the option, the Series obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Series may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     The Series may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Series will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Series will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although the Series will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Series may expire without any value to the Series.

     Writing Covered Puts. The Series may purchase or sell (write) put options on securities as a means of achieving additional return or of hedging the value of the Series’ portfolio. A put option is a contract that gives the holder of the option the right to sell to the writer (seller), in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period. The Series will write only “covered” options. In the case of a put option written (sold) by the Series, the Series will maintain in a segregated account cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period.

     Closing Transactions. If the Series has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that either a closing purchase or sale transaction can be effected when the Series so desires. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Series will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.

     The Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Series will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Series. If the Series purchases a put option, the loss to the Series is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the Series realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

     Options on Foreign Currencies. The Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Series may purchase put options on the foreign currency. If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Series may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Series deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Series may write options on foreign currencies for the same types of hedging purposes. For example, where the Series anticipate a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, they could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against the anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased costs up to the value of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Series also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

     The Series intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Series is “covered” if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Series’ custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Series has a call on the same foreign currency and in the same principle amount as the call written where the exercise price of the call held is (a) equal to less than the exercise price of the call written, or (b) greater than the exercise price of the call written if the difference is maintained by the Series in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

     With respect to writing put options, at the time the put is written, the Series will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Series will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Series has purchased a closing put of the same series as the one previously written.

Portfolio Loan Transactions

     The Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     It is the understanding of the Series’ investment managers that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: (i) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Trust from the borrower; (ii) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Series; (iii) the Series must be able to terminate the loan after notice, at any time; (iv) the Series must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; (v) the Series may pay reasonable custodian fees in connection with the loan; and (vi) the voting rights on the lent securities may pass to the borrower; however, if the Trustees of the Trust know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Trustees to vote the proxy.

     The major risk to which the Series would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Series will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board, including the creditworthiness of the borrowing broker, dealer or institution, and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Private Placements

     Private placement securities are securities which have not been registered with the SEC and which are usually only sold to large, institutional investors. For various reasons, an issuer may prefer or be required as a practical matter to obtain private financing. Adverse conditions in the public securities markets may preclude a public offering of an issuer’s securities. An issuer often is willing to provide more attractive features in securities issued privately because it has avoided the expense and delay involved in a public offering. Private placements of debt securities have frequently resulted in higher yields and restrictive covenants that provide greater protection for the purchaser, such as longer call or refunding protection than would typically be available with publicly offered securities of the same type. Securities acquired through private placements may also have special features not usually characteristic of similar securities offered to the public, such as contingent interest or warrants for the purchase of the issuer’s stock.

Repurchase Agreements

     The Series may, from time to time, enter into repurchase agreement transactions which are at least 102% collateralized by U.S. government securities. Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Series will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security. Such transactions afford an opportunity for the Series to invest temporarily available cash. The Series’ risk is limited to the seller’s ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the Manager believes that, barring extraordinary circumstances, the Series will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Series considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Series will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

     The Delaware Investments® Funds have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act (the “Order”) to allow certain Delaware Investments® Funds to jointly invest cash balances. The Series may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements

     Certain Series are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by the Series and its agreement to repurchase the security at a specified time and price. The Series will maintain in a segregated account with the Custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the Series; accordingly, the Series will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the Series creates leverage which increases the Series’ investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Series’ earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

“Roll” Transactions

     The Series may engage in “roll” transactions. A “roll” transaction is the sale of securities together with a commitment (for which the Series may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by the Series; accordingly, the Series will limit its use of these transactions, together with any other borrowings, to no more than one-fourth of its total assets. The Series will segregate liquid assets such as cash, U.S. government securities, or other high-grade debt obligations in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the Series’ aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Series temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of the Series’ portfolio securities decline while the Series is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Series’ aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Securities of Companies in the Financial Services Industry

     Certain provisions of the federal securities laws permit investment portfolios to invest in companies engaged in securities-related activities only if certain conditions are met. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other securities the Series may purchase.

     In applying the gross revenue test, an issuer’s gross revenues from its own securities-related activities should be combined with its ratable share of the securities-related activities of enterprises of which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, including the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations must be made as though such warrant, right, or conversion privilege had been exercised.

     The following transactions would not be deemed to be an acquisition of securities of a securities-related business: (i) receipt of stock dividends on securities acquired in compliance with the conditions described above; (ii) receipt of securities arising from a stock-for-stock split on securities acquired in compliance with the conditions described above; (iii) exercise of options, warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible securities acquired in compliance with the conditions described above; and (v) the acquisition of demand features or guarantees (puts) under certain circumstances.

Swaps, Caps, Floors, and Collars

     The Series may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Series expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Series anticipates purchasing at a later date. The Series intends to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Series may be obligated to pay. Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     The Series will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Series receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment manager and the Series believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Series will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or is determined to be of equivalent credit quality by the investment manager. If there is a default by the counterparty, the Series may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Variable and Floating Rate Notes

     Variable rate master demand notes, in which the Series may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. The Series will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between the Series and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Series may demand payment of principal and accrued interest at any time. Although the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Series will be determined by the Series’ Manager under guidelines established by the Series’ Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Series’ investment policies. In making such determinations, the investment manager will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding, and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Series, the Series may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Series to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Series could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

     Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 15% of the Series’ total assets only if such notes are subject to a demand feature that will permit the Series to demand payment of the principal within seven days after demand by the Series. If not rated, such instruments must be found by the Series’ Manager under guidelines established by the Trust's Board, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. See "Appendix A – Description of Ratings" for a description of the rating symbols of S&P and Moody's. The Series may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

When-Issued, “When, As and If Issued” and Delayed Delivery Securities, and Forward Commitments

     Consistent with its objectives, the Series may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. The Series may also purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place a month or more after the date of the commitment. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

     Although the Series will only purchase securities on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis with the intention of acquiring the securities, the Series may sell the securities before the settlement date if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Series makes the commitment to purchase or sell securities on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of the security purchased or, if a sale, the proceeds to be received, in determining its NAV. At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

Zero Coupon and Pay-In-Kind Bonds

     Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or pay value. Pay-In-Kind (“PIK”) bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds and to have certain tax consequences which could, under certain circumstances, be adverse to the Series. Investments in zero coupon or PIK bonds would require the Series to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Series may be required to sell securities in its portfolio that it otherwise might have continued to hold or to borrow. These rules could affect the amount, timing, and tax character of income distributed to you by the Series.

Special Risk Considerations

     Foreign Securities Risks. The Series has the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

     In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States’ generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

     Further, the Series may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Series may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

     Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Series invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the Series may invest have historically experienced, and may continue to experience, substantial, and in some periods extremely high-rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government’s policy towards the International Monetary Fund, the World Bank and other international agencies, and the political constraints to which a government debtor may be subject.

     Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer’s ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

     As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Series may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

     Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

     It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Series to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Series is obligated to deliver.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     The Series provides a complete list of its holdings four times in each fiscal year, as of the end of each quarter. The lists appear in the Series’ Semiannual and Annual Reports to Shareholders and in the Series’ Form N-Q. The Series files the lists with the SEC on Form N-CSR (second and fourth quarters) and Form N-Q (first and third quarters). Contract owners may view the Series’ Forms N-CSR and N-Q on the SEC’s Web site at www.sec.gov. Forms N-CSR and N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-202-550-8090.

     The Series has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. This information is available publicly to any and all VIP Series investors free of charge by calling 800 523-1918.

     Other entities, including institutional investors and intermediaries that distribute the Series’ shares, are generally treated similarly and are not provided with the Series’ portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Series are provided with the Series’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Series and are subject to duties of confidentiality, including a duty not to trade on non-public information. In accordance with the policy, third-party service providers who receive non-public portfolio holdings information on an ongoing basis are: the Manager’s affiliates, the Series’ independent registered public accounting firm, the Series’ custodian, the Series’ legal counsel, the Series’ financial printer, and the Series’ proxy voting service (Institutional Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Series or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Series shares or in shares of the Series’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Series, Manager, nor any affiliate receives any compensation or consideration with respect to these agreements. The Trust disseminates portfolio holdings information pursuant to Non-Disclosure Agreements to the following parties: Morningstar receives the Trust’s holdings quarterly within a 30-day lag; Lipper receives the Trust’s holdings quarterly with a minimum 30-day lag; and Lincoln National Life Insurance Company receives the Trust’s holdings semi-annually and forwards it to Arnerich & Messina and Ibbotson to support Lincoln business relationships with a minimum 30-day lag.

     To protect contract owners’ interests and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Series’ Chief Compliance Officer prior to such use.

     The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Series’ Chief Compliance Officer, which, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Officers and Trustees

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds. As of April __, 2009, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of each Series. The Trust’s Trustees and principal officers are noted below along with their birth dates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

Number of Portfolios
Name, Address, and	Position(s) Held	Length of Time	Principal Occupation(s) During	in Fund Complex	Other Directorships
Birthdate	with the Trust	Served	Past 5 Years	Overseen by Trustee	Held by Trustee

Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and	Patrick P. Coyne has served in	85	Director – Kaydon
2005 Market Street	President, Chief	Trustee since	various executive capacities at		Corp.
Philadelphia, PA 19103	Executive Officer,	August 16,	different times at Delaware
	and Trustee	2006	Investments.[2]		Board of Governors
April 1963					Member –
		President and			Investment Company
		Chief Executive			Institute (ICI)
		Officer since			(2007 – Present)
August 1, 2006
Member of
Investment
Committee – Cradle
of Liberty Council,
BSA
(Nov. 2007 –
Present)

Finance Committee
Member – St. John
Vianney Roman
Catholic Church
(2007 – Present)

Independent Trustees
Thomas L. Bennett	Trustee	Since March	Private Investor –	85	Director – Bryn
2005 Market Street		2005	(March 2004 – Present)		Mawr Bank Corp.
Philadelphia, PA 19103					(BMTC)
			Investment Manager –		(April 2007 –
October 1947			Morgan Stanley & Co.		Present)
			(January 1984 – March 2004)
					Chairman of
					Investment
					Committee–
					Pennsylvania
					Academy of Fine
					Arts (2007 – Present)
					Trustee
					(2004 – Present)

					Investment
					Committee and
					Governance
					Committee Member
					–
					Pennsylvania
					Horticultural Society
					(February 2006 –
					Present)

John A. Fry	Trustee	Since January	President –	85	Director –
2005 Market Street		2001	Franklin & Marshall College		Community Health
Philadelphia, PA 19103			(June 2002 – Present)		Systems

May 1960			Executive Vice President –		Director – Allied
			University of Pennsylvania		Barton Security
			(April 1995 – June 2002)		Holdings

Anthony D. Knerr	Trustee	Since April	Founder and Managing Director –	85	None
2005 Market Street		1990	Anthony Knerr & Associates
Philadelphia, PA 19103			(Strategic Consulting)
			(1990 – Present)
December 1938

Lucinda S. Landreth	Trustee	Since March	Chief Investment Officer –	85	None
2005 Market Street		2005	Assurant, Inc.
Philadelphia, PA 19103			(Insurance)
			(2002 – 2004)
June 1947
Ann R. Leven	Trustee	Since October	Consultant –	85	Director and Audit
2005 Market Street		1989	ARL Associates		Committee Chair –
Philadelphia, PA 19103			(Financial Planning)		Systemax Inc.
			(1983 – Present)
November 1940

Thomas F. Madison	Trustee	Since May	President and Chief Executive	85	Director and Chair of
2005 Market Street		1997[3]	Officer – MLM Partners, Inc.		Compensation
Philadelphia, PA 19103			(Small Business Investing &		Committee, and
			Consulting)		Governance
February 1936			(January 1993 – Present)		Committee Member
					– CenterPoint Energy

					Director and Audit
					Committee Chair –
					Digital River Inc.

					Director and Chair of

Governance
Committee, and
Audit Committee
Member –
Rimage Corporation

Director and Chair of
Compensation
Committee –
Spanlink
Communications

Lead Director and
Chair of
Compensation and
Governance &
Committees –
Valmont Industries,
Inc.

Janet L. Yeomans	Trustee	Since April	Vice President and Treasurer	85	None
2005 Market Street		1999	(January 2006 – Present)
Philadelphia, PA 19103
Vice President – Mergers &
July 1948			Acquisitions
(January 2003 – January 2006),
and Vice President
(July 1995 – January 2003)
3M Corporation

J. Richard Zecher	Trustee	Since March	Founder –	85	Director and Audit
2005 Market Street		2005	Investor Analytics		Committee Member
Philadelphia, PA 19103			(Risk Management)		–
			(May 1999 – Present)		Investor Analytics
July 1940
			Founder –		Director and Audit
			Sutton Asset Management		Committee Member
			(Hedge Fund)		–
			(September 1996 – Present)		Oxigene, Inc.

Number of Portfolios
Name, Address, and	Position(s) Held	Length of	Principal Occupation(s) During	in Fund Complex	Other Directorships
Birthdate	with the Trust	Time Served	Past 5 Years	Overseen by Officer	Held by Officer
Officers

David F. Connor	Vice President,	Vice President	David F. Connor has served as	85	None[4]
2005 Market Street	Deputy General	since	Vice President and Deputy
Philadelphia, PA 19103	Counsel, and	September	General Counsel at Delaware
	Secretary	2000 and	Investments since 2000.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Vice President and	Treasurer since	Daniel V. Geatens has served in	85	None[4]
2005 Market Street	Treasurer	October 2007	various capacities at different
Philadelphia, PA 19103			times at Delaware Investments.

October 1972

David P. O’Connor	Senior Vice	Senior Vice	David P. O’Connor has served in	85	None[4]
2005 Market Street	President, General	President,	various executive and legal
Philadelphia, PA 19103	Counsel, and Chief	General	capacities at different times at
	Legal Officer	Counsel, and	Delaware Investments.
February 1966		Chief Legal
		Officer since
		October 2005
Richard Salus	Senior Vice	Chief Financial	Richard Salus has served in	85	None[4]
2005 Market Street	President and	Officer since	various executive capacities at
Philadelphia, PA 19103	Chief Financial	November	different times at Delaware
	Officer	2006	Investments.
October 1963

[1]	Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ Manager.

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ Manager, principal underwriter, and transfer agent.

[3]	In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

[4]	David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds.

     The following table shows each Trustee’s ownership of shares of the Funds and of shares of all Delaware Investments® Funds. The information related to the ownership of shares in the Funds is as of a date within 30 days of this Part B. The information related to the ownership of shares in all Delaware Investments® Funds is as of December 31, 2008.

Aggregate Dollar Range of Equity
Securities in All Registered Investment
	Dollar Range of Equity Securities in the	Companies Overseen by Trustee in
Name	Series	Family of Investment Companies
Interested Trustee
Patrick P. Coyne
Independent Trustees
Thomas L. Bennett
John A. Fry
Anthony D. Knerr
Lucinda S. Landreth
Ann R. Leven
Thomas F. Madison
Janet L. Yeomans
J. Richard Zecher

     The following table describes the aggregate compensation received by the Trustees from the Trust and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee for the fiscal year ended December 31, 2008. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

Total Compensation
from the Investment
	Aggregate	Retirement Benefits	Companies in the
	Compensation from	Accrued as Part of	Delaware Investments®
Trustee	the Trust	Fund Expenses	Complex[1]

Thomas L. Bennett		None

John A. Fry		None

Anthony D. Knerr		None

Lucinda S. Landreth		None

Ann R. Leven None Thomas F. Madison None Janet L. Yeomans None J. Richard Zecher None

1 Effective December 1, 2007, each Independent Trustee/Director will receive an annual retainer fee of $100,000 for serving as a Trustee/Director for all 31 investment companies in the Delaware Investments® family, plus $5,000 per day for attending each Board Meeting held on behalf of all investment companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $35,000.

The Board of Trustees has the following committees:

The Board has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the following four Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; John A. Fry; and J. Richard Zecher. The Audit Committee held [four] meetings during the Trust’s last fiscal year.

     Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following four Independent Trustees: John A. Fry, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Ann Leven (ex officio). The Nominating and Corporate Governance Committee held [five] meetings during the Trust’s last fiscal year.

     Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held [four] meetings during the Trust’s last fiscal year.

     Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Funds the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new Funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees take regarding the approval of all such proposed agreements; and (iii) review from time to time reports supplied by the Manager regarding investment performance and expenses and suggest changes to such reports. The

Investments Committee consists of the following five Independent Trustees: Thomas L. Bennett, Chairman; Anthony D. Knerr; Lucinda S. Landreth; Janet L. Yeomans; and J. Richard Zecher. The Investments Committee held [four] meetings during the Trust’s last fiscal year.

Codes of Ethics

     The Trust, the Manager, the Distributor, and Lincoln Financial Distributors, Inc. (the Series’ financial intermediary wholesaler) have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Series, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting

     The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Series. If and when proxies need to be voted on behalf of the Series, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Series. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Series.

     In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Series and other clients of the Manager and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Series, ISS will create a record of the vote. Information, if any, regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the SEC’s Web site at www.sec.gov.

     The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Series.

     As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Series. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from a company’s operations and products.

     Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Series are voted by ISS in accordance with the Procedures. Because almost all proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Series. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Series.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager

     The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Series, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Series are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Series. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

     As of December 31, 2008, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”). Lincoln, with headquarters in Radnor, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMHI and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

     The Investment Management Agreement for the Series is dated December 15, 1999, as subsequently amended, and was approved by the initial shareholder on that date. The Agreement remained in effect for an initial period of two years and is subject to consideration for renewal annually thereafter. The Agreement may be renewed only if such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Series, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager. The Agreement will terminate automatically in the event of its assignment.

The management fee rate schedule for the Series is as follows:

Series Delaware VIP Limited-Term Diversified Income Series	Management Fee Rate 0.50% on the first $500 million 0.475% on the next $500 million 0.45% on the next $1.5 billion 0.425% on assets in excess of $2.5 billion

     For the period [May 1, 2009 through April 30, 2010], the Manager has contracted to waive its advisory fee and pay the expenses of the Series to the extent necessary to ensure that the Series’ annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short-sale dividend and interest expenses, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) do not exceed the percentage indicated below. The Manager has acknowledged that it (i) shall not be entitled to collect on, or make a claim for, waived fees at any time in the future, and (ii) shall not be entitled to collect on, or make a claim for, reimbursed Series expenses at any time in the future.

Delaware VIP Limited-Term Diversified Income	[0.62%]
Series

During the last three fiscal years, the Series paid the Manager the following advisory fees:

	December 31, 2008	December 31, 2007	December 31, 2006

Delaware VIP Limited-Term Diversified Income	$xxx,xxx earned	$181,307 earned	$165,894 earned
Series	$xxx,xxx paid	$181,307 paid	$165,894 paid
	$-0- waived	$-0- waived	$-0- waived

     Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreements, the Series is responsible for all of its own expenses. Among others, such expenses include the Series’ proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor

     The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Series’ shares under a Distribution Agreement dated April 19, 2001, as amended May 20, 2003. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Service Class under its Rule 12b-1 Plan. The Distributor is an indirect subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its best efforts to sell shares of the Series. See the Prospectus for information on how to invest. Shares of the Series are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

     Plan under Rule 12b-1. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for Service Class shares of the Series (the “Plan”). The Plan permits the Trust to pay for certain distribution, promotional and related expenses involved in the marketing of only the Service Class of shares to which the Plan applies. The Plan is designed to benefit the Trust and its shareholders and, ultimately the Trust’s beneficial contract owners.

     The Plan permits the Trust, pursuant to its Distribution Agreement, to pay out of the assets of Service Class shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such class. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel and paying distribution and maintenance fees to insurance company sponsors, brokers, dealers and others. In addition, the Trust may make payments from the 12b-1 Plan fees of Service Class shares directly to others, such as insurance company sponsors, who aid in the distribution of Service Class shares or provide services in respect of the Service Class, pursuant to service agreements with the Trust.

     The maximum aggregate fee payable by the Series under the Plan, and the Trust’s Distribution Agreement, on an annual basis, is up to 0.30% of average daily net assets of Service Class shares (up to 0.25% of which are service fees to be paid to the Distributor, insurance company sponsors, dealers, and others for providing personal service and/or maintaining shareholder accounts).

     While payments pursuant to the Plan currently may not exceed 0.30% annually with respect to Service Class shares, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Class. The monthly fees paid to the Distributor under the Plan are subject to the review and approval of Trust’s Independent Trustees, who may reduce the fees or terminate the Plan at any time.

     All of the distribution expenses incurred by the Distributor and others, such as insurance company sponsors or broker/dealers, in excess of the amount paid on behalf of Service Class shares would be borne by such persons without any reimbursement from such Class.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plan and the Distribution Agreement, as amended, have been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan by vote cast in person at a meeting duly called for the purpose of voting on the Plan and the Distribution Agreement. Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

     Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of Service Class shares, and that there is a reasonable likelihood of the Plan providing a benefit to that Class. The Plan and the Distribution Agreement, as amended, may be terminated with respect to the Service Class at any time without penalty by a majority of the Independent Trustees or by a majority vote of the Service Class’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the Service Class’ outstanding voting securities, as well as by a majority vote of the Independent Trustees who are not “interested persons.” Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees, including a majority of the Trust’s Independent Trustees who have no interest in the Plans. In addition, in order for the Plan to remain effective, the selection and nomination of the Trust’s Independent Trustees must be made by the Trust’s existing Independent Trustees who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board for its review.

     For the fiscal year ended December 31, 2009, Rule 12b-1 Plan payments from the Service Class of the Series were: [$xx,xxx]. Such amounts were used for the following purposes:

Service Class Shares VIP Capital Reserves Series
Broker Trails Commissions to Wholesalers Wholesaler Expenses Total	$xx,xxx – $xx,xxx $xx,xxx

Other Payments to Dealers

     The Distributor and/or its affiliates may pay compensation at their own expense and not as an expense of the Series, to affiliated or unaffiliated participating insurance companies, brokers, dealers or other financial intermediaries (“Financial Intermediaries”) in connection with the sale or retention of Series shares or the sales of insurance products that contain the Series and/or the servicing of current and prospective owners of Variable Contracts (“distribution assistance”). For example, the Distributor may pay additional compensation to participating insurance companies for providing information about the Trust and its Series, the delivery of Trust documents and certain mailing and printing charges incurred by such insurance companies in connection with their services to Variable Contract owners. In addition, Financial Intermediaries may receive payments for various other purposes, including, but not limited to, promoting the sale of the Series shares and the products that include the Series shares; sub-accounting, administrative, or contract owner processing services; and for marketing and educational support. Such payments are in addition to any distribution fees and/or service fees that may be payable by the Series. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Series and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Series and/or some or all other Delaware Investments® Funds), the Series’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor or its affiliates.

     A significant purpose of these payments is to increase sales of the Series’ shares and the products that include the Series shares. The Series’ Manager or its affiliates may benefit from the Distributor’s or an affiliate’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of the Series shares through such Financial Intermediaries.

Transfer Agent

     Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Series’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholders Services Agreement dated April 19, 2001. The Transfer Agent is an indirect subsidiary of DMHI and, therefore, of Lincoln. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Series for providing these services consisting of an annual per account charge of $27.00 for each open account and $10 for each closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     These charges are assessed monthly on a pro rata basis and determined by using the number of shareholder and retirement accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

     The Series has authorized, in addition to the Transfer Agent, one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of the Series. For purposes of pricing, the Series will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

     DST Systems, Inc. (“DST”) provides sub-transfer agency services to the Funds. In connection with these services, DST administers the overnight investment of cash pending investment in the Series or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants

     Effective October 1, 2007, The Bank of New York Mellon Bank (“BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Series. Those services include performing functions related to calculating the Series’ NAV and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Series pays BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective October 1, 2007, DSC provides fund accounting and financial administration oversight services to the Series. Those services include overseeing the Series’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of the Series NAVs and performance data. For these services, the Series pays DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all Funds in the Delaware Investments® Family of Funds on a relative NAV basis. Prior to October 1, 2007, DSC provided fund accounting and financial administration services to the Series at an annual rate of 0.04% of each Series’ average daily net assets.

     During the fiscal year ended December 31, 2006 and the period ended September 30, 2007, the Series paid DSC the following amounts for fund accounting and financial administration services: $13,271 and $10,664, respectively.

     During the period from October 1, 2007 to December 31, 2007 and the fiscal year ended December 31, 2008, the Seriess paid the following amount to BNY Mellon for fund accounting and financial administration services: $3,359 and $xx,xxx, respectively.

     During the period from October 1, 2007 to December 31, 2007 and the fiscal year ended October 31, 2008, the Series paid the following amount to DSC for fund accounting and financial administration oversight services: $480 and $xx,xxx, respectively.

Custodian

     BNY Mellon also serves as custodian of the Series’ securities and cash. As custodian for the Series, BNY Mellon maintains a separate account or accounts for the Series; receives, holds, and releases portfolio securities on account of the Series; receives and disburses money on behalf of the Series; and collects and receives income and other payments and distributions on account of the Series’ portfolio securities. BNY Mellon also serves as the Series’ custodian for their investments in foreign securities.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed

     The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of December 31, 2008, unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter end for which account statements are available.

Total Assets in
			No. of Accounts with	Accounts with
	No. of	Total Assets	Performance-Based	Performance-
	Accounts	Managed	Fees	Based Fees
Roger A. Early
Registered Investment	[16]	[$5.2 billion]	[0]	[$0]
Companies
Other Pooled Investment	[1]	[$7.0 million]	[0]	[$0]
Vehicles
Other Accounts	[18]	[$3.7 billion]	[0]	[$0]
Paul Grillo
Registered Investment	[13]	[$4.6 billion]	[0]	[$0]
Companies
Other Pooled Investment	[1]	[$7.0 million]	[0]	[$0]
Vehicles
Other Accounts	[25]	[$3.5 billion]	[0]	[$0]

Description of Material Conflicts of Interest

     Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Series and the investment action for such other fund or account and the Series may differ. For example, an account or fund may be selling a security, while another account or the Series may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or the Series. Additionally, the management of multiple other funds or accounts and the Series may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Series. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

     Some of the accounts managed by the portfolio managers may have performance-based fees. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio’s manager’s compensation consists of the following:

     Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus. Due to transitioning of responsibilities of our fixed income managers over the past year, some of the managers’ bonuses may have been guaranteed for the past year. It is anticipated that going forward an objective component will be added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

     Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according the Fund’s Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

     For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

     Deferred Compensation. Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive Plan/Equity Compensation Plan: Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards and restricted stock units relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan. In addition, certain managers may be awarded restricted stock units, or “performance shares,” in Lincoln. Delaware Investments U.S., Inc., is an indirect subsidiary of DMHI. DMHI, is in turn an indirect, wholly-owned subsidiary of Lincoln.

     The Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan was established in 2001 in order to provide certain employees of the Manager with a more direct means of participating in the growth of the Manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Subject to the terms of the plan, restricted stock units typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the restricted stock awards will be issued after vesting. Awards are granted under the plan from time to time by the investment manager in its full discretion. Awards may be based in part on seniority. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30 and December 31. Shares issued upon the exercise of such options or vesting of restricted stock units must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder from time to time, as the case may be.

     Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

     Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares

As of December 31, 2008, the portfolio managers owned no shares of the Series.

TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the Series for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Series. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Series either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Series pay reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Series pays a minimal share transaction cost when the transaction presents no difficulty.

During the past three fiscal years, the Series did not pay any brokerage commissions.

     Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers; securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

     As provided in the Securities Exchange Act of 1934, as amended, and the Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Series paying higher commissions, the Manager believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as the Series is not disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Series and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     As of December 31, 2008, the Series did not hold any securities of its regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with Financial Industry Regulatory Authority (“FINRA”), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Series expenses, such as custodian fees.

     The Series may participate in a commission recapture program. Under the program and subject to seeking best execution as described above, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Series. The Manager and its affiliates have previously acted, and may in the future act, as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization

     The Trust currently has authorized, and allocated to each Class of the Series, an unlimited number of shares of beneficial interest with no par value allocated to each Class of the Series. All shares are, when issued in accordance with the Trust’s registration statement (as it may be amended from time to time), governing instruments and applicable law, fully paid and non-assessable. Shares do not have preemptive rights. All shares represent an undivided proportionate interest in the assets of the Series, and each share class has the same voting and other rights and preferences as the other classes of the Series, except that shares of the Standard Class may not vote on any matter affecting the Service Class Plan under Rule 12b-1. General expenses of the Series will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Service Class’s Rule 12b-1 Plan will be allocated solely to that class.

     Prior to May 1, 2002, the Trust was known as the Delaware Premium Fund. Effective May 1, 2002, the name of each Series was changed to incorporate the new name of the Delaware VIP Trust.

The initial public offering date for the Delaware VIP Capital Reserves was July 28, 1988.

Non-cumulative Voting

     The Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES AND OFFERING PRICE

Purchasing Shares

     The Series reserves the right to refuse the purchase side of an exchange request by any person or group if, in the Manager’s judgment, the Series would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Purchase exchanges may be restricted or refused if the Series receives or anticipates simultaneous orders affecting significant portions of the Series’ assets.

Offering Price

     The offering price of shares is the NAV per share next to be determined after an order is received. The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life company and after any dividend is declared. Dividends, if any, begin to accrue on the next business day. There is no front-end or contingent deferred sales charge.

     The offering price for Service Class shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is normally 4:00 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern time. When the NYSE is closed, the Series will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed. In the event of changes in the NYSE’s time of closing, the Trust reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

     The NAV per share for each share class of the Series is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining the Series’ total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Series’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Series of securities owned by it is not reasonably practical, or it is not reasonably practical for the Series to fairly value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Trust may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Each class of the Series will bear, pro rata, all of the common expenses of the Series. The NAVs of all outstanding shares of each class of the Series will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Series represented by the value of shares of that class. All income earned and expenses incurred by the Series will be borne on a pro-rata basis by each outstanding share of a class, based on each class’ percentage in the Series represented by the value of shares of such class, except that the Standard Class shares will not incur any of the expenses under the Service Class’s 12b-1 Plan and the Service Class Shares alone will bear any 12b-1 Plan expenses payable under its 12b-1 Plan. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of the Series will vary.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     Dividends for the Series are declared daily and paid monthly. Short-term capital gains distributions, if any, may be paid with the dividend; otherwise, any distributions from net realized securities profits normally will be distributed following the close of the fiscal year. The Trust’s fiscal year ends on December 31.

     All dividends and distributions are automatically reinvested in additional shares of the same class of the Series at NAV.

TAXES

     The following is a summary of some of the federal income tax consequences that may affect the Series. Because shares of the Series are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable life or variable annuity contract. Contract owners should consult their own tax professional about their tax situation.

Election to be taxed as a regulated investment company

     The Series has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current fiscal year. As a regulated investment company, the Series generally is not subject to entity level federal income tax on the income and gains it distributes. The Board reserves the right not to maintain the qualification of the Series as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Series will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

     In order to qualify as a regulated investment company for federal income tax purposes, the Series must meet certain specific requirements, including:

     (i) The Series must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Series' total assets, and, with respect to 50% of the Series'

total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Series' total assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Series must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) The Series must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Special Rules Applicable to Variable Contracts

     The Series intends to comply with the diversification requirements of Section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts (segregated asset account). If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts. The Series intends to comply with these diversification requirements.

     Section 817(h) of the Code generally requires a variable contract (other than a pension plan contract) that is based on a segregated asset account to be adequately diversified. Generally, the investments of a segregated asset account are considered to be adequately diversified for purposes of Section 817(h) of the Code if no more than 55 percent of the value of the total assets of the account is represented by any one investment; no more than 70 percent by any two investments; no more than 80 percent by any three investments; and no more than 90 percent by any four investments.

     Section 817(h) of the Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Series. Treasury Regulations Section 1.817 -5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if –

  All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and
  Public access to such investment company is available exclusively through the purchase of a variable contract.

     As provided in its offering documents, all the beneficial interests in the Series are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Series (and any corresponding regulated investment company such as a fund-of-funds that invests in a Series) is available solely through the purchase of a variable contract. Under the look-through rule of Section 817(h) of the Code and Treasury Regulations Section 1.817 -5(f), a pro rata portion of each asset of the Series is treated as an asset of the investing segregated asset account for purposes of determining whether the segregated asset account is adequately diversified. See also, Revenue Ruling 2005-7.

     The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

Effect of Foreign Investments on Distributions

     The Series may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

     If the Series invests in securities of foreign entities that could be deemed for federal tax purposes to be passive foreign investment companies (“PFICs”), the Series intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Deductions for losses will be allowable only to the extent of any current or previously recognized gain. This gain (reduced by allowable losses) is treated as ordinary income that the Series is required to distribute, even though it has not sold the securities. In addition, if the Series is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Series may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Series to its shareholders. Additional charges in the nature of interest may be imposed on the Series in respect of deferred taxes arising from such distributions or gains.

Excise Tax Distribution Requirements

     To avoid a 4% federal excise tax, the Code requires the Series to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to the Series in a given calendar year, however, if all of its shareholders (other than certain permitted shareholders) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products. For purposes of determining whether the Series qualifies for this exemption, any shares attributable to an investment in the Series made in connection with organization of the Series is disregarded as long as the investment doesn't exceed $250,000.

Consent dividends

     The Series may utilize the consent dividend provisions of section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Series to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Series.

Securities Lending

     In a securities lending program, the borrower is entitled to receive the dividend associated with the security borrowed provided that the borrower holds such security on the record date for such dividend. The lender is entitled to receive the economic equivalent of the dividend, as a substitute dividend payment. The Series’ entry into securities lending transactions may cause substitute dividend payments received from the borrower, in lieu of dividends on loaned stock of domestic corporations, to be not eligible for the corporate dividends received deduction.

Receipt of Excess Inclusion Income by the Series

     Income received by the Series from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” The Series may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. This income is required to be allocated to the Series shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. In general, excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is subject to UBTI, and (iii) is subject to a 30% U.S. withholding tax to the extent such income is allocable to a shareholder who is not a U.S. person, without regard to otherwise applicable exemptions or rate reductions. The Series must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that the Series shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Series must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Series’ excess inclusion income allocable to them on behalf of the disqualified organizations. Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion.

Tax Consequences To Contract Holders

     Since shareholders of the Series will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. The tax consequences for contract owners will depend on the provisions of the variable contracts through which they are invested in shares of the Series. Please refer to the prospectus for the variable contracts for more information.

FINANCIAL STATEMENTS

     [________________], which is located at [_____________________________________________], serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in the Series’ Annual Report. The Series’ Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of [_________________], the independent registered public accounting firm, for the fiscal year ended December 31, 2008 are included in the Series’ Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of [_______________] listed above are [_______________________] from the Annual Report into this Part B.

PRINCIPAL HOLDERS

     As of March 31, 2009, management believes the following accounts held 5% of record or more of the outstanding shares of each class of the Series. Management has no knowledge of beneficial ownership of the Trust’s shares.

     As detailed below, a single shareholder holds, either directly or indirectly, a majority of the shares of the Series (or a class of the Series) and is therefore considered a “control person” of the Series (or class of the Series) for purposes of the 1940 Act. As a control person, such shareholder may possess the ability to control the outcome of matters submitted to the vote of the shareholders.

Series	Name and Address of Account	Percentage

Delaware VIP Limited-Term
Diversified Income Series
(Standard Class)

Delaware VIP Limited-Term
Diversified Income Series
(Service Class)

APPENDIX A--DESCRIPTION OF RATINGS

Bonds

     Excerpts from S&P’s description of its bond ratings: AAA--highest grade obligations; extremely strong capacity to pay principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; very strong capacity to pay principal and interest; A--strong ability to pay interest and repay principal; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds. BB, B, CCC, CC, C--regarded, on balance, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; D--in default.

     Plus (+) or minus (-) may be added to ratings from AA to CCC to show relative standing within the major rating categories.

     Excerpts from Moody’s description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered “upper medium” grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     For rating categories Aa to Caa, Moody’s includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively.

Commercial Paper

     Excerpts from S&P’s description of its two highest commercial paper ratings: A-1—degree of safety regarding timely payment is strong; a plus (+) sign denotes extremely strong safety characteristics; A-2—capacity for timely payment is satisfactory; the relative degree of safety is not as high as for issuers designated A-1.

     Excerpts from Moody’s description of its two highest commercial paper ratings: P-1—superior quality; P-2—strong quality.

     Excerpts from Fitch, Inc.’s description of its highest ratings: F-1+ --Exceptionally strong quality; F-1 --Very strong quality; F-2 --Good credit quality.

PART C

Delaware VIP® Trust
File Nos. 033-14363/811-05162
Post-Effective Amendment No. 48

OTHER INFORMATION

Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation.

	(1)	Executed Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post- Effective Amendment No. 40 filed May 19, 2003.

(i) Certificate of Amendment (November 15, 2006) to the Amended and Restated Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

	(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

(i) Amendment No. 1 (March 2002) to Certificate of Trust incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 30, 2002.

(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust. Articles III, IV, V, and VI of the Amended and Restated Agreement and Declaration of Trust (August 22, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

	(2)	By-Laws. Article II of Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 46 filed April 27, 2007.

(d)	Investment Advisory Contracts.

	(1)	Executed Investment Management Agreement (December 15, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

1

(i) Executed Amendment No. 1 (August 21, 2000) to Exhibit A of the Investment Management Agreement between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

		(ii)	Executed Amendment No. 2 (May 20, 2003) to Exhibit A of the Investment Management Agreement between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 41 filed April 29, 2004.

		(iii)	Executed Investment Advisory Expense Limitation Letter (April 15, 2008) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

		(i)	Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

		(ii)	Executed Amendment No. 1 to Schedule I (May 20, 2003) to Distribution Agreement between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post- Effective Amendment No. 41 filed April 29, 2004.

		(iii)	Executed Distribution Expense Limitation Letter (April 15, 2008) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant attached as Exhibit No. EX-99.g.1.

	(2)	Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into

2

                   this filing by reference to Post-Effective Amendment No. 35 filed February 8, 2002.

(i)	Executed Amendment (August 23, 2002) to Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 42 filed March 1, 2005.

(ii)	Executed Schedule A (May 20, 2003) to Shareholder Services Agreement incorporated into this filing by reference to Post- Effective Amendment No. 41 filed April 29, 2004.

(iii)	Executed Schedule B (June 1, 2008) to Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.iii.

(2)	Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(3)	Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post- Effective Amendment No. 47 filed April 15, 2008.

(i)	Legal Opinion. Opinion and Consent of Counsel (May 14, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 19, 2003.

(j)	Other Opinions. Not applicable.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan.

(1) Plan under Rule 12b-1 (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(n)	Rule 18f-3 Plan

(1) Plan under Rule 18f-3 (November 16, 2000) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 30, 2001.

(o)	Reserved.

(p)	Codes of Ethics.

(1) Code of Ethics for the Delaware Investments Family of Funds (August 2008) attached as Exhibit No. EX-99.p.1.

(2) Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and

3

Delaware Distributors, L.P.) (August 2008) attached as Exhibit No. EX- 99.p.2.

(3)	Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007) incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

(q) Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 47 filed April 15, 2008.

Item 24.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 25.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and
Declaration of Trust incorporated into this filing by reference to Post Effective
Amendment No. 46 filed April 27, 2007. Article VI of the Amended and Restated By-
Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective
Amendment No. 46 filed April 27, 2007.

Item 26.  Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax Free Fund, Delaware Group Tax Free Money Fund, Delaware Pooled® Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of other Delaware Investments Funds®, and certain officers are also officers of these other funds. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds® (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices		Positions and Offices with	Other Positions and Offices
Business Address	with Manager		Registrant	Held
Patrick P. Coyne	President		Chairman/President/Chief	Mr. Coyne has served in various
4

Name and Principal	Positions and Offices		Positions and Offices with	Other Positions and Offices
Business Address	with Manager		Registrant	Held

			Executive Officer	executive capacities within
Delaware Investments

President – Lincoln National
Investment Companies, Inc.

Director – Kaydon Corp.

Board of Governors Member –
Investment Company Institute
(ICI)

Member of Investment
Committee Cradle of Liberty
Council, BSA

Finance Committee Member –
St. John Vianney Roman
Catholic Church

Michael J. Hogan[1]	Executive Vice		Executive Vice	Mr. Hogan has served in
	President/Head of Equity		President/Head of Equity	various executive capacities
	Investments		Investments	within Delaware Investments

John C. E. Campbell	Executive Vice		None	Mr. Campbell has served in
	President/Global			various executive capacities
	Marketing & Client			within Delaware Investments
Services

Philip N. Russo	Executive Vice		None	Mr. Russo has served in various
	President/Chief			executive capacities within
	Administrative Officer			Delaware Investments

See Yeng Quek	Executive Vice		Executive Vice	Mr. Quek has served in various
	President/Managing		President/Managing	executive capacities within
	Director/Chief		Director, Fixed Income	Delaware Investments
Investment Officer,
	Fixed Income			Executive Vice
President/Managing Director/
Chief Investment Officer, Fixed
Income –Lincoln National
Investment Companies, Inc.

Director/Trustee - HYPPCO
Finance Company Ltd.

Douglas L. Anderson	Senior Vice President –		None	Mr. Anderson has served in
	Operations			various executive capacities
within Delaware Investments

Marshall T. Bassett	Senior Vice		Senior Vice President/Chief	Mr. Bassett has served in
	President/Chief		Investment Officer —	various executive capacities
	Investment Officer —		Emerging Growth Equity	within Delaware Investments
Emerging Growth Equity

Joseph R. Baxter	Senior Vice		Senior Vice President/Head	Mr. Baxter has served in
	President/Head of		of Municipal Bond	various executive capacities
	Municipal Bond		Investments	within Delaware Investments

5

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Investments

Christopher S. Beck	Senior Vice	Senior Vice	Mr. Beck has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

Michael P. Buckley	Senior Vice	Senior Vice	Mr. Buckley has served in
	President/Director of	President/Director of	various executive capacities
	Municipal Research	Municipal Research	within Delaware Investments

Stephen J. Busch	Senior Vice President –	Senior Vice President–	Mr. Busch has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments

Michael F. Capuzzi	Senior Vice President —	Senior Vice President —	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various executive capacities
within Delaware Investments

Lui-Er Chen[2]	Senior Vice	Senior Vice	Mr. Chen has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager/Chief	Manager/Chief Investment	Delaware Investments
	Investment Officer,	Officer, Emerging Markets
Emerging Markets

Thomas H. Chow	Senior Vice	Senior Vice	Mr. Chow has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

Robert F. Collins	Senior Vice	Senior Vice	Mr. Collins has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments

Stephen J. Czepiel[3]	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Portfolio	President/Portfolio	various executive capacities
	Manager/Senior	Manager/Head Municipal	within Delaware Investments
	Municipal Bond Trader	Bond Trader

Chuck M. Devereux	Senior Vice	Senior Vice	Mr. Devereux has served in
	President/Senior	President/Senior Research	various executive capacities
	Research Analyst	Analyst	within Delaware Investments

Roger A. Early[4]	Senior Vice	Senior Vice	Mr. Early has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

Stuart M. George	Senior Vice	Senior Vice President/Head	Mr. George has served in
	President/Head of Equity	of Equity Trading	various executive capacities
	Trading		within Delaware Investments

Paul Grillo	Senior Vice	Senior Vice	Mr. Grillo has served in various
	President/Senior	President/Senior Portfolio	executive capacities within
	Portfolio Manager	Manager	Delaware Investments

William F. Keelan	Senior Vice	Senior Vice	Mr. Keelan has served in
	President/Director of	President/Director of	various executive capacities
	Quantitative Research	Quantitative Research	within Delaware Investments

Kevin P. Loome[5]	Senior Vice	Senior Vice	Mr. Loome has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager/Head	Manager/Head of High	within Delaware Investments
	of High Yield	Yield Investments
Investments

Francis X. Morris	Senior Vice	Senior Vice President/Chief	Mr. Morris has served in
	President/Chief	Investment Officer — Core	various executive capacities
	Investment Officer —	Equity	within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Core Equity

Brian L. Murray, Jr.	Senior Vice	Senior Vice President/	Mr. Murray has served in
	President/Chief	Chief Compliance Officer	various executive capacities
	Compliance Officer		within Delaware Investments

Senior Vice President/Chief
Compliance Officer – Lincoln
National Investment
Companies, Inc.

Susan L. Natalini	Senior Vice	None	Ms. Natalini has served in
	President/Marketing &		various executive capacities
	Shared Services		within Delaware Investments

D. Tysen Nutt	Senior Vice	Senior Vice President/Chief	Mr. Nutt has served in various
	President/Chief	Investment Officer,	executive capacities within
	Investment Officer,	Large Cap Value Equity	Delaware Investments
Large Cap Value Equity

Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Derivatives	President/Derivatives	various executive capacities
	Manager	Manager	within Delaware Investments

David P. O’Connor	Senior Vice	Senior Vice	Mr. O’Connor has served in
	President/Strategic	President/Strategic	various executive capacities
	Investment Relationships	Investment Relationships	within Delaware Investments
	and Initiatives/General	and Initiatives/General	Senior Vice President/ Strategic
	Counsel	Counsel

Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer –
Optimum Fund Trust

Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Chief Legal Officer -
Lincoln National Investment
Companies, Inc.

Philip R. Perkins	Senior Vice	Senior Vice	Mr. Perkins has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments

Richard Salus	Senior Vice President/	Senior Vice President/Chief	Mr. Salus has served in various
	Controller/Treasurer	Financial Officer	executive capacities within
Delaware Investments

Senior Vice President/
Controller/Treasurer - Lincoln
National Investment
Companies, Inc.

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust

Jeffrey S. Van Harte[6]	Senior Vice	Senior Vice President/Chief	Mr. Van Harte has served in

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

	President/Chief	Investment Officer —	various executive capacities
	Investment Officer —	Focus Growth Equity	within Delaware Investments
Focus Growth Equity

Babak Zenouzi[7]	Senior Vice	Senior Vice	Mr. Zenouzi has served in
	President/Senior	President/Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments

Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various executive capacities
within Delaware Investments

Christopher S.	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
Adams	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments

Wayne A. Anglace[8]	Vice President/Credit	Vice President/Credit	Mr. Anglace has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Margaret MacCarthy	Vice	Vice President/Investment	Ms. Bacon has served in various
Bacon[9]	President/Investment	Specialist	executive capacities within
	Specialist		Delaware Investments

Todd Bassion[10]	Vice President/Senior	Vice President/Portfolio	Mr. Bassion has served in
	Research Analyst	Manager	various executive capacities
within Delaware Investments

Jo Anne Bennick	Vice President/15(c)	Vice President/15(c)	Ms. Bennick has served in
	Reporting	Reporting	various executive capacities
within Delaware Investments

Richard E. Biester	Vice President/Equity	Vice President/Equity	Mr. Biester has served in
	Trader	Trader	various executive capacities
within Delaware Investments

Patricia L. Bakely	Vice President/Assistant	Vice President/Assistant	Ms. Bakely has served in
	Controller	Controller	various executive capacities
within Delaware Investments

Christopher J.	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
Bonavico[11]	Portfolio	Portfolio Manager/Equity	various executive capacities
	Manager/Equity Analyst	Analyst	within Delaware Investments

Vincent A.	Vice President/Senior	Vice President/Senior	Mr. Brancaccio has served in
Brancaccio	Equity Trader	Equity Trader	various executive capacities
within Delaware Investments

Kenneth F. Broad[12]	Vice President/Senior	Vice President/Senior	Mr. Broad has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments

Kevin J. Brown[13]	Vice President/	Vice President/	Mr. Brown has served in
	Senior Investment	Senior Investment	various executive capacities
	Specialist	Specialist	within Delaware Investments

Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various executive capacities
within Delaware Investments

Stephen G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Wen-Dar Chen[14]	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager	Manager	executive capacities within
Delaware Investments

Anthony G.	Vice President/Assistant	Vice President/Associate	Mr. Ciavarelli has served in
Ciavarelli	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.

David F. Connor	Vice President/Deputy	Vice President/Deputy	Mr. Connor has served in
	General	General Counsel/Secretary	various executive capacities
	Counsel/Secretary		within Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust

Vice President/Deputy General
Counsel/ Secretary - Lincoln
National Investment
Companies, Inc.

Michael Costanzo	Vice	Vice President/Performance	Mr. Costanzo has served in
	President/Performance	Analyst Manager	various executive capacities
	Analyst Manager		within Delaware Investments

Kishor K. Daga	Vice	Vice President/Derivatives	Mr. Daga has served in various
	President/Derivatives	Operations	executive capacities within
	Operations		Delaware Investments

Cori E. Daggett	Vice President/Counsel/	Vice President/Associate	Ms. Daggett has served in
	Assistant Secretary	General Counsel/Assistant	various executive capacities
		Secretary	within Delaware Investments

Craig C. Dembek[15]	Vice President/Senior	Vice President/Senior	Mr. Dembek has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Camillo D’Orazio	Vice	Vice President/Investment	Mr. D’Orazio has served in
	President/Investment	Accounting	various executive capacities
	Accounting		within Delaware Investments

Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
Ericksen[16]	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments

Joel A. Ettinger	Vice President –	Vice President – Taxation	Mr. Ettinger has served in
	Taxation		various executive capacities
within Delaware Investments

Vice President/Taxation -
Lincoln National Investment
Companies, Inc.

Devon K. Everhart	Vice President/Senior	Vice President/Senior	Mr. Everhart has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Joseph Fiorilla	Vice President – Trading	Vice President – Trading	Mr. Fiorilla has served in
	Operations	Operations	various executive capacities
within Delaware Investments

Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	executive capacities within
Delaware Investments

Clifford M. Fisher	Vice President/Senior	Vice President/Senior	Mr. Fisher has served in various
	Municipal Bond Trader	Municipal Bond Trader	executive capacities within
Delaware Investments

Patrick G. Fortier[17]	Vice President/Portfolio	Vice President/Portfolio	Mr. Fortier has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments

Paul D. Foster	Vice	None	Mr. Foster has served in various
	President/Investment		executive capacities within
	Specialist — Emerging		Delaware Investments
Growth Equity

Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Municipal	Manager/Municipal Bond	various executive capacities
	Bond Credit Analyst	Credit Analyst	within Delaware Investments

Lawrence G.	Vice President/ Senior	Vice President/ Senior	Mr. Franko has served in
Franko[18]	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments

Daniel V. Geatens	Vice President/Director	Vice President/Treasurer	Mr. Geatens has served in
	of Financial		various executive capacities
	Administration		within Delaware Investments

Barry S. Gladstein	Vice President/Portfolio	Vice President/Portfolio	Mr. Gladstein has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Gregory A. Gizzi[19]	Vice President/ Head	Vice President/ Head	Mr. Gizzi has served in various
	Municipal Bond Trader	Municipal Bond Trader	exective capacities with
Delaware Investments

Gregg Gola[20]	Vice President/Senior	Vice President/Senior High	Mr. Gola has served in various
	High Yield Trader	Yield Trader	executive capacities within
Delaware Investments

Christopher	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
Gowlland[21]	Quantitative Analyst	Quantitative Analyst	various executive capacities
within Delaware Investments

Edward Gray[22]	Vice President/Senior	Vice President/Senior	Mr. Gray has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments

David J. Hamilton	Vice President/Fixed	Vice President/Credit	Mr. Hamilton has served in
	Income Analyst	Research Analyst	various executive capacities
within Delaware Investments

Brian Hamlet[23]	Vice President/Senior	Vice President/Senior	Mr. Hamlet has served in
	Corporate Bond Trader	Corporate Bond Trader	various executive capacities
within Delaware Investments

Lisa L. Hansen[24]	Vice President/Head of	Vice President/Head of	Ms. Hansen has served in
	Focus Growth Equity	Focus Growth Equity	various executive capacities
	Trading	Trading	within Delaware Investments

Gregory M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Heywood has served in

10

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

Heywood[25]	Manager/Equity Analyst	Manager/Equity Analyst	various executive capacities
within Delaware Investments

Sharon Hill	Vice President/Head of	Vice President/Head of	Ms. Hill has served in various
	Equity Quantitative	Equity Quantitative	executive capacities within
	Research and Analytics	Research and Analytics	Delaware Investments

Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Holland has served in
Holland	Manager	Manager	various executive capacities
within Delaware Investments

Chungwei Hsia[26]	Vice President/ Senior	Vice President/ Senior	Mr. Hsia has served in various
	Research Analyst	Research Analyst	executive capacities within
Delaware Investments

Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments

Jordan L. Irving	Vice President/Senior	Vice President/Senior	Mr. Irving has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments

Cynthia Isom	Vice President/Senior	Vice President/Portfolio	Ms. Isom has served in various
	Portfolio Manager	Manager	executive capacities within
Delaware Investments

Kenneth R. Jackson	Vice	Vice President/Equity	Mr. Jackson has served in
	President/Quantitative	Trader	various executive capacities
	Analyst		within Delaware Investments

Stephen M.	Vice	Vice President/Structured	Mr. Juszczyszyn has served in
Juszczyszyn[27]	President/Structured	Products Analyst/Trader	various executive capacities
	Products Analyst/Trader		within Delaware Investments

Audrey E. Kohart	Vice President -	Vice President - Financial	Ms. Kohart has served in
	Financial Planning and	Planning and Reporting	various executive capacities
	Reporting		within Delaware Investments

Anu B. Kothari[28]	Vice President/ Equity	Vice President/ Equity	Ms. Kothari has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments

Roseanne L. Kropp	Vice President/ Senior	Vice President/Senior Fund	Ms. Kropp has served in various
	Fund Analyst II - High	Analyst – High Grade	executive capacities within
	Grade		Delaware Investments

Nikhil G. Lalvani	Vice President/Senior	Vice President/Portfolio	Mr. Lalvani has served in
	Equity Analyst/Portfolio	Manager	various executive capacities
	Manager		within Delaware Investments

Steven T. Lampe	Vice President/Portfolio	Vice President/Portfolio	Mr. Lampe has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Brian R. Lauzon[29]	Vice President/ Chief	Vice President/ Chief	Mr. Lauzon has served in
	Operating Officer,	Operating Officer, Equity	various executive capacities
	Equity Investments	Investments	with Delaware Investments

Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments

Francis P. Magee	Vice President/Portfolio	Vice President/Portfolio	Mr. Magee has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments

John P. McCarthy[30]	Vice President/Senior	Vice President/Senior	Mr. McCarthy has served in

11

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

	Research Analyst/Trader	Research Analyst/Trader	various executive capacities
within Delaware Investments

Brian McDonnell[31]	Vice	Vice President/Structured	Mr. McDonnell has served in
	President/Structured	Products Analyst/Trader	various executive capacities
	Products Analyst/Trader		within Delaware Investments

Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

Victor Mostrowski[32]	Vice President/ Senior	Vice President/ Senior	Mr. Mostrowski has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments

Terrance M.	Vice President/ Fixed	Vice President/ Fixed	Mr. O’Brien has served in
O’Brien[33]	Income Reporting	Income Reporting Analyst	various executive capacities
	Analyst		with Delaware Investments

Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments

Daniel J. Prislin[34]	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in various
	Portfolio	Portfolio Manager/Equity	executive capacities within
	Manager/Equity Analyst	Analyst	Delaware Investments

Gretchen Regan	Vice	Vice President/Quantitative	Ms. Regan has served in various
	President/Quantitative	Analyst	executive capacities within
	Analyst		Delaware Investments

Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist,	executive capacities within
	Large Cap Value Focus	Large Cap Value Focus	Delaware Investments
	Equity	Equity

Joseph T. Rogina	Vice President/Equity	Vice President/Equity	Mr. Rogina has served in
	Trader	Trader	various executive capacities
within Delaware Investments

Debbie A. Sabo[35]	Vice President/Equity	Vice President/Equity	Ms. Sabo has served in various
	Trader – Focus Growth	Trader – Focus Growth	executive capacities within
	Equity	Equity	Delaware Investments

Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit Analyst	Municipal Credit Analyst	various executive capacities
within Delaware Investments

Bruce Schoenfeld[36]	Vice President/Equity	Vice President/Equity	Mr. Schoenfeld has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments

Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in various
	Controller/Assistant		executive capacities within
	Treasurer		Delaware Investments

Vice President/Assistant
Controller/Assistant Treasurer -
Lincoln National Investment
Companies, Inc.

Nancy E. Smith	Vice President —	Vice President —	Ms. Smith has served in various
	Investment Accounting	Investment Accounting	executive capacities within
Delaware Investments

Brenda L. Sprigman	Vice President/Business	Vice President/Business	Ms. Sprigman has served in

12

Name and Principal	Positions and Offices	Positions and Offices with	Other Positions and Offices
Business Address	with Manager	Registrant	Held

	Manager – Fixed Income	Manager – Fixed Income	various executive capacities
within Delaware Investments

Michael T. Taggart	Vice President –	None	Mr. Taggart has served in
	Facilities &		various executive capacities
	Administrative Services		within Delaware Investments

Junee Tan-Torres[37]	Vice President/	Vice President/ Structured	Mr. Tan-Torress has served in
	Structured Solutions	Solutions	various executive capacities
within Delaware Investments

Risé Taylor	Vice President/Strategic	None	Ms. Taylor has served in
	Investment Relationships		various executive capacities
within Delaware Investments

Rudy D. Torrijos, III	Vice President/ Portfolio	Vice President/ Portfolio	Mr. Torrijos has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Michael Tung[38]	Vice President/ Portfolio	Vice President/ Portfolio	Mr. Tung has served in various
	Manager	Manager	executive capacities within
Delaware Investments

Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments

Lori P. Wachs	Vice President/Portfolio	Vice President/Portfolio	Ms. Wachs has served in
	Manager	Manager	various executive capacities
within Delaware Investments

Jeffrey S. Wang[39]	Vice President/ Equity	Vice President/ Equity	Mr. Wang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments

Michael G.	Vice President/ Senior	Vice President/ Senior	Mr. Wildstein has served in
Wildstein[40]	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments

Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General Counsel/Assistant	various executive capacities
	Counsel/Assistant	Secretary	within Delaware Investments
Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.

Nashira Wynn	Vice President/Senior	Vice President/Portfolio	Ms. Wynn has served in various
	Equity Analyst/Portfolio	Manager	executive capacities within
	Manager		Delaware Investments

Guojia Zhang[41]	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in various
	Analyst	Analyst	executive capacities within
Delaware Investments

Douglas R. Zinser[42]	Vice President/Credit	Vice President/Credit	Mr. Zinser has served in various
	Research Analyst	Research Analyst	executive capacities within
Delaware Investments

1.	Managing Director/Global Head of Equity (2004-2007) and Director/Portfolio Strategist (1996-2004), SEI Investments.

13

2.	Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.

3.	Vice President, Mesirow Financial, 1993-2004.

4.	Senior Portfolio Manager, Chartwell Investment Partners, 2003-2007; Chief Investment Officer, Turner Investments, 2002-2003.

5.	Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.

6.	Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005

7.	Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.

8.	Research Analyst, Gartmore Global Investments, 2004-2007; Vice President - Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.

9.	Client Service Officer, Thomas Weisel Partners, 2002-2005.

10.	Senior Research Associate, Thomas Weisel Partners, 2002-2005.

11.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.

12.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

13.	Director – Institutional Equity Sales, Merrill Lynch, 2003-2006

14.	Quantitative Analyst, J.P. Morgan Securities, 1998-2004.

15.	Senior Fixed Income Analyst, Chartwell Investment Partners, 2003-2007; Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.

16.	Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.

17.	Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

18.	Finance Professor, University of Massachusetts, 1987-2006; Co-founder, Arborway Capital, 2005; Senior Investment Professional, Thomas Weisel Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.

19.	Vice President, Lehman Brothers, 2002-2008.

20.	Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and Sherrerd, 1998-2007.

21.	Vice President/Senior Quantitative Analyst, State Street Global Markets LLC, 2005-2007; Quantitative Strategist, Morgan Stanley, 2004-2005; Investment Banker, Commerzbank Securities, 2000-2004.

22.	Portfolio Manager, Thomas Weisel Partners, 2002-2005.

23.	Vice President, Lehman Brothers Holdings, 2003-2007.

24.	Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.

25.	Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.

26.	Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch Investment Managers, 2005- 2006; Analyst, Federated Investors, 2001-2005.

27.	Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.

28.	Equity Research Analyst, State Street Global Advisors, 2002-2008.

29.	Director of Marketing, Merganser Capital Management, 2001-2007.

30.	Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.

31.	Managing Director – Fixed Income Trading, Sovereign Securities, 2001-2007.

32.	Senior Portfolio Manager, HSBC Halbis Partners (USA), 2006-2007; Global Fixed Income Portfolio Manager, State of New Jersey, Department of Treasury, Division of Investment, 1999-2006.

33.	Senior Software Developer/Technical Lead, Advisorport/PFPC, 2000-2005.

34.	Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.

35.	Head Trader, McMorgan & Company, 2003-2005.

36.	Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.

37.	Director of Pension Analytics, Merrill Lynch, 2006-2008; Managing Director, Pension, Investment and Insurance Resource, LLC, 2006; Investment Director, Watson Wyatt Investment Consulting, 2003-2006.

38.	Vice President, Galleon Group, 2005-2006; Analyst, Hambrecht & Quist Capital Management, 2003-2005; Junior Analyst, Durus Capital Management, 2003; Anesthesiologist, Beth Israel Deaconess Medical Center, Harvard Medical School, 2002-2003.

39.	Investment Manager, Pictet Asset Management Limited, 2004-2007; Summer Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate, Putnam Investments, 1999-2002.

40.	Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.

14

41.	Equity Analyst, Evergreen Investment Management Company, 2004-2006.

42.	Vice President, Assurant, 2006-2007; Assistant Vice President - Senior Research Analyst, Delaware Investments, 2002-2006.

Item 27.	Principal Underwriters.

	(a)(1)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

	(a)(2)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is
2005 Market Street, Philadelphia, PA 19103-7094.

	Name and Principal	Positions and Offices with	Positions and Offices with
	Business Address	Underwriter	Registrant

	Delaware Distributors, Inc.	General Partner	None

	Delaware Capital	Limited Partner	None
Management

	Delaware Investment Advisers	Limited Partner	None

	Theodore K. Smith	President	None

	Philip N. Russo	Executive Vice President	None

	Douglas L. Anderson	Senior Vice President	None

	Jeffrey M. Kellogg	Senior Vice President	None

	Brian L. Murray, Jr.	Senior Vice President	Senior Vice President/Chief
Compliance Officer

	David P. O’Connor	Senior Vice PresidentGeneral	Senior Vice President/Strategic
		Counsel	Investment Relationships and
Initiatives/General Counsel

	Richard Salus	Senior Vice	Senior Vice President/Chief
		President/Controller/Treasurer/Finan	Financial Officer
cial Operations Principal

	Trevor M. Blum	Vice President	None

	Mary Ellen M. Carrozza	Vice President	None

	Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary

	David F. Connor	Vice President/Secretary	Vice President/Deputy General
Counsel/Secretary

	Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Assistant Secretary

	Daniel V. Geatens	Vice President	Vice President

	Edward M. Grant	Vice President	None

	Audrey Kohart	Vice President	Vice President - Financial Planning
and Reporting

	Marlene D. Petter	Vice President	None

	Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer

	Michael T. Taggart	Vice President	None

	Molly Thompson	Vice President	None

	Kathryn R. Williams	Vice President/ Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary

15

(b)(1)	Lincoln Financial Distributors, Inc. (“LFD”) serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of
Funds.

(b)(2)	Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of LFD is 130 North Radnor-Chester Road, Radnor, PA
19087.

Name and Principal Business		Positions and Offices with
Address	Positions and Office with LFD	Registrant

(Vacant)	President and Chief Executive Officer	None

David M. Kittredge	Senior Vice President	None

Nancy Briguglio	Vice President	None

Patrick J. Caulfield	Vice President;Chief Compliance	None
Officer

Randal J. Freitag	Vice President;Treasurer	None

Deana M. Friedt	Vice President	None

Amy W. Hester	Vice President	None

Daniel P. Hickey[1]	Vice President	None

Karina Istvan	Vice President	None

Sharon G. Marnien	Vice President	None

Thomas F. Murray	Vice President	None

James Ryan	Vice President	None

Keith J. Ryan	Vice President and Chief Financial	None
Officer

Joel Schwartz	Vice President	None

Marjorie Snelling	Vice President	None

[1] 350 Church Street, Hartford, CT 06103

(c)	Not applicable.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094, in
Kansas City at 430 W. 7th Street, Kansas City, MO 64105, in New York at 630 Fifth
Avenue, New York, NY 10111, or in Fort Wayne at 200 East Berry Street, Fort Wayne,
IN 46802 or 1300 S. Clinton Street, Fort Wayne, IN 46802.

Item 29.	Management Services. None.

Item 30.	Undertakings. Not applicable.

16

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 13th day of February, 2009.

DELAWARE VIP TRUST

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	February 13, 2009
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	February 13, 2009
Thomas L. Bennett

John A. Fry	*	Trustee	February 13, 2009
John A. Fry

Anthony D. Knerr	*	Trustee	February 13, 2009
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	February 13, 2009
Lucinda S. Landreth

Ann R. Leven	*	Trustee	February 13, 2009
Ann R. Leven

Thomas F. Madison	*	Trustee	February 13, 2009
Thomas F. Madison

Janet L. Yeomans	*	Trustee	February 13, 2009
Janet L. Yeomans

J. Richard Zecher	*	Trustee	February 13, 2009
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	February 13, 2009
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

17

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS TO FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

18

INDEX TO EXHIBITS
(Delaware VIP® Trust N-A)
Exhibit No.	Exhibit

EX-99.g.1	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The
Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant

EX-99.h.1.iii	Executed Schedule B (June 1, 2008) to the Shareholder Services Agreement

EX-99.p.1	Code of Ethics for the Delaware Investments Family of Funds (August 2008)

EX-99.p.2	Code of Ethics for Delaware Investments (Delaware Management Company, a series of
Delaware Management Business Trust, and Delaware Distributors, L.P.) (August 2008)

19